Quarterly Holdings Report
for
Fidelity ZERO® Total Market Index Fund
January 31, 2024
TMX-NPRT1-0324
1.9891458.105
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	7,376	219,952
AST SpaceMobile, Inc. (a)(b)	33,410	95,887
AT&T, Inc.	2,764,300	48,900,467
ATN International, Inc.	3,864	142,582
Bandwidth, Inc. (a)	7,959	110,153
Cogent Communications Group, Inc.	16,908	1,305,298
Consolidated Communications Holdings, Inc. (a)	28,002	121,529
EchoStar Holding Corp. Class A (a)	46,654	624,697
Frontier Communications Parent, Inc. (a)	85,713	2,111,111
GCI Liberty, Inc. Class A (Escrow) (c)	19,818	0
Globalstar, Inc. (a)(b)	293,721	467,016
IDT Corp. Class B (a)	7,511	259,730
Iridium Communications, Inc.	48,464	1,757,305
Liberty Global Ltd.:
Class A	50,034	985,670
Class C (b)	89,269	1,869,293
Liberty Latin America Ltd.:
Class A (a)	16,588	116,780
Class C (a)	45,576	324,501
Lumen Technologies, Inc. (a)(b)	393,990	480,668
Shenandoah Telecommunications Co.	18,748	384,147
Verizon Communications, Inc.	1,625,230	68,828,491
		129,105,277
Entertainment - 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	95,943	388,569
Atlanta Braves Holdings, Inc.	15,327	617,831
Atlanta Braves Holdings, Inc. Class A (b)	4,411	189,982
Cinemark Holdings, Inc. (a)(b)	40,756	563,655
Electronic Arts, Inc.	94,567	13,010,528
Endeavor Group Holdings, Inc.	72,427	1,792,568
Liberty Media Corp. Liberty Formula One:
Class A	12,166	743,221
Class C	77,927	5,240,591
Liberty Media Corp. Liberty Live:
Class C	18,923	705,260
Series A	7,100	261,493
Lions Gate Entertainment Corp.:
Class A (a)(b)	27,667	288,567
Class B (a)	47,529	461,031
Live Nation Entertainment, Inc. (a)	54,991	4,885,950
Madison Square Garden Entertainment Corp.	16,023	534,207
Madison Square Garden Sports Corp. (a)	6,451	1,194,080
Marcus Corp.	9,550	129,689
Netflix, Inc. (a)	169,208	95,451,925
Playtika Holding Corp. (a)	26,423	190,774
Roblox Corp. (a)	188,137	7,301,597
Roku, Inc. Class A (a)	48,414	4,263,337
Skillz, Inc. (a)(b)	4,989	26,841
Sphere Entertainment Co. (a)	10,495	371,313
Take-Two Interactive Software, Inc. (a)	61,171	10,088,933
The Walt Disney Co.	707,413	67,947,019
TKO Group Holdings, Inc.	23,075	1,931,147
Vivid Seats, Inc. Class A (a)	22,866	131,251
Warner Bros Discovery, Inc. (a)	858,842	8,605,597
Warner Music Group Corp. Class A	53,440	1,950,026
		229,266,982
Interactive Media & Services - 5.3%
Alphabet, Inc.:
Class A (a)(b)	2,284,565	320,067,557
Class C (a)	1,928,771	273,499,728
Angi, Inc. (a)(b)	30,488	72,257
Bumble, Inc. (a)	37,612	516,037
CarGurus, Inc. Class A (a)	33,361	775,310
Cars.com, Inc. (a)	23,443	408,611
Eventbrite, Inc. (a)	34,216	286,388
EverQuote, Inc. Class A (a)	8,476	107,052
fuboTV, Inc. (a)(b)	110,901	276,143
IAC, Inc. (a)	26,913	1,351,302
Match Group, Inc. (a)	104,774	4,021,226
MediaAlpha, Inc. Class A (a)	8,046	102,587
Meta Platforms, Inc. Class A	858,063	334,764,699
Nextdoor Holdings, Inc. (a)	59,959	91,138
Pinterest, Inc. Class A (a)	226,799	8,498,159
QuinStreet, Inc. (a)	19,850	251,500
Rumble, Inc. (a)(b)	27,906	191,156
Shutterstock, Inc. (b)	9,175	430,950
Snap, Inc. Class A (a)	397,582	6,317,578
TripAdvisor, Inc. (a)	42,122	909,835
Vimeo, Inc. (a)	58,938	233,984
Yelp, Inc. (a)	26,685	1,166,935
Ziff Davis, Inc. (a)	17,809	1,200,327
ZipRecruiter, Inc. (a)	30,731	427,776
Zoominfo Technologies, Inc. (a)	114,575	1,837,783
		957,806,018
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	87,334	213,095
AMC Networks, Inc. Class A (a)	11,564	209,193
Boston Omaha Corp. (a)	7,408	114,750
Cable One, Inc.	1,785	979,840
Cardlytics, Inc. (a)(b)	14,581	111,399
Charter Communications, Inc. Class A (a)	38,905	14,422,473
Clear Channel Outdoor Holdings, Inc. (a)	133,346	229,355
Comcast Corp. Class A	1,552,170	72,237,992
E.W. Scripps Co. Class A (a)	21,884	174,415
Entravision Communication Corp. Class A	22,763	91,735
Fox Corp.:
Class A	98,767	3,190,174
Class B	47,797	1,434,388
Gannett Co., Inc. (a)(b)	55,156	136,235
Gray Television, Inc.	29,992	286,424
iHeartMedia, Inc. (a)	38,315	103,834
Integral Ad Science Holding Corp. (a)	25,995	378,227
Interpublic Group of Companies, Inc.	148,909	4,912,508
John Wiley & Sons, Inc. Class A	16,754	566,955
Liberty Broadband Corp.:
Class A (a)	7,529	585,907
Class C (a)	43,159	3,385,824
Liberty Media Corp. Liberty SiriusXM	57,227	1,737,412
Liberty Media Corp. Liberty SiriusXM Class A	29,166	886,355
Magnite, Inc. (a)	45,952	406,675
News Corp.:
Class A	136,204	3,356,067
Class B	55,021	1,406,887
Nexstar Media Group, Inc. Class A	12,446	2,211,779
Omnicom Group, Inc.	76,575	6,920,849
Paramount Global:
Class A (b)	12,078	281,780
Class B	173,738	2,534,837
PubMatic, Inc. (a)	15,968	242,394
Scholastic Corp.	10,450	401,698
Sinclair, Inc. Class A (b)	14,365	225,531
Sirius XM Holdings, Inc. (b)	251,986	1,282,609
Stagwell, Inc. (a)	40,166	261,882
TechTarget, Inc. (a)	10,217	349,115
TEGNA, Inc.	75,930	1,183,749
The New York Times Co. Class A	63,430	3,080,161
The Trade Desk, Inc. (a)	172,632	11,813,208
Thryv Holdings, Inc. (a)	11,345	231,892
WideOpenWest, Inc. (a)	17,456	64,762
		142,644,365
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	22,980	203,373
NII Holdings, Inc. (a)(b)(c)	11,652	0
Spok Holdings, Inc.	7,372	122,080
T-Mobile U.S., Inc.	196,528	31,686,209
Telephone & Data Systems, Inc.	38,384	737,357
U.S. Cellular Corp. (a)	5,359	237,940
		32,986,959
TOTAL COMMUNICATION SERVICES		1,491,809,601
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.2%
Adient PLC (a)	36,798	1,277,259
American Axle & Manufacturing Holdings, Inc. (a)	44,328	358,614
Aptiv PLC (a)	109,459	8,902,300
Atmus Filtration Technologies, Inc. (b)	6,623	147,892
Autoliv, Inc.	28,986	3,104,980
BorgWarner, Inc.	90,567	3,070,221
Dana, Inc.	47,895	649,456
Dorman Products, Inc. (a)	11,157	908,291
Fox Factory Holding Corp. (a)	16,520	1,041,421
Garrett Motion, Inc. (a)	56,561	485,859
Gentex Corp.	89,608	2,968,713
Gentherm, Inc. (a)	12,607	607,027
Holley, Inc. (a)	18,974	90,506
LCI Industries	9,975	1,110,018
Lear Corp.	22,559	2,998,091
Luminar Technologies, Inc. (a)(b)	106,870	290,686
Mobileye Global, Inc. (a)(b)	29,539	763,879
Modine Manufacturing Co. (a)	20,162	1,392,993
Motorcar Parts of America, Inc. (a)	7,390	67,471
Patrick Industries, Inc.	8,215	824,704
Phinia, Inc.	17,810	538,574
QuantumScape Corp. Class A (a)(b)	134,796	917,961
Solid Power, Inc. (a)(b)	44,108	71,455
Standard Motor Products, Inc.	7,079	285,638
Stoneridge, Inc. (a)	9,965	177,277
The Goodyear Tire & Rubber Co. (a)	110,277	1,537,261
Visteon Corp. (a)	10,729	1,236,946
XPEL, Inc. (a)	7,993	427,226
		36,252,719
Automobiles - 1.4%
Canoo, Inc. (a)(b)	195,694	39,961
Fisker, Inc. (a)(b)	70,853	56,852
Ford Motor Co.	1,521,627	17,833,468
General Motors Co.	529,902	20,560,198
Harley-Davidson, Inc.	48,860	1,585,507
Lucid Group, Inc. Class A (a)(b)	347,227	1,173,627
Mullen Automotive, Inc. (a)(b)	1,813	12,727
Rivian Automotive, Inc. (a)(b)	261,410	4,002,187
Tesla, Inc. (a)	1,069,240	200,257,960
Thor Industries, Inc.	20,496	2,316,458
Winnebago Industries, Inc.	11,245	739,021
Workhorse Group, Inc. (a)(b)	69,646	18,456
		248,596,422
Broadline Retail - 3.1%
Amazon.com, Inc. (a)	3,515,666	545,631,363
Big Lots, Inc.	10,244	58,801
ContextLogic, Inc. (a)(b)	7,430	32,469
Dillard's, Inc. Class A	1,323	512,358
eBay, Inc.	201,143	8,260,943
Etsy, Inc. (a)	46,283	3,080,596
Groupon, Inc. (a)(b)	9,406	128,486
Kohl's Corp. (b)	43,192	1,112,626
Macy's, Inc.	105,792	1,934,936
Nordstrom, Inc. (b)	38,174	692,858
Ollie's Bargain Outlet Holdings, Inc. (a)	23,897	1,718,911
Qurate Retail, Inc. Series A (a)	127,964	103,638
		563,267,985
Distributors - 0.1%
Genuine Parts Co.	54,173	7,596,680
LKQ Corp.	103,576	4,833,892
Pool Corp.	14,973	5,558,726
		17,989,298
Diversified Consumer Services - 0.1%
2U, Inc. (a)	29,990	25,512
ADT, Inc.	84,628	552,621
Adtalem Global Education, Inc. (a)	15,282	771,435
American Public Education, Inc. (a)	6,522	69,003
Bright Horizons Family Solutions, Inc. (a)	22,373	2,198,147
Carriage Services, Inc.	5,124	126,614
Chegg, Inc. (a)	44,004	433,439
Coursera, Inc. (a)	41,685	797,851
Duolingo, Inc. (a)	13,800	2,468,682
European Wax Center, Inc. (a)(b)	13,086	194,196
Frontdoor, Inc. (a)	30,591	1,002,161
Graham Holdings Co.	1,390	1,001,356
Grand Canyon Education, Inc. (a)	11,561	1,509,751
H&R Block, Inc.	55,366	2,593,343
Laureate Education, Inc. Class A	50,935	642,800
Mister Car Wash, Inc. (a)(b)	34,220	284,026
Nerdy, Inc. Class A (a)	23,981	73,622
OneSpaWorld Holdings Ltd. (a)	34,838	474,842
Perdoceo Education Corp.	25,644	464,156
Rover Group, Inc. Class A (a)	42,698	467,116
Service Corp. International	57,291	3,845,372
Strategic Education, Inc.	8,661	814,654
Stride, Inc. (a)	15,338	919,513
Udemy, Inc. (a)	34,254	465,512
WW International, Inc. (a)	29,698	111,664
		22,307,388
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	21,365	218,991
Airbnb, Inc. Class A (a)	168,136	24,235,123
Aramark	101,176	2,942,198
Bally's Corp. (a)(b)	10,704	120,527
BJ's Restaurants, Inc. (a)	8,685	300,588
Bloomin' Brands, Inc.	34,331	913,891
Booking Holdings, Inc. (a)	13,488	47,308,755
Bowlero Corp. Class A (b)	15,261	164,971
Boyd Gaming Corp.	26,998	1,714,103
Brinker International, Inc. (a)	16,927	724,306
Caesars Entertainment, Inc. (a)	83,344	3,656,301
Carnival Corp. (a)(b)	390,232	6,470,047
Chipotle Mexican Grill, Inc. (a)	10,606	25,547,415
Choice Hotels International, Inc.	9,486	1,148,944
Churchill Downs, Inc.	26,249	3,175,342
Chuy's Holdings, Inc. (a)	6,663	225,276
Cracker Barrel Old Country Store, Inc. (b)	8,815	681,840
Darden Restaurants, Inc.	46,470	7,555,093
Dave & Buster's Entertainment, Inc. (a)	13,673	731,916
Denny's Corp. (a)	20,084	213,493
Dine Brands Global, Inc.	5,816	271,316
Domino's Pizza, Inc.	13,491	5,750,134
Doordash, Inc. (a)	117,568	12,250,586
Draftkings Holdings, Inc. (a)	180,347	7,042,550
Dutch Bros, Inc. (a)	21,459	576,174
El Pollo Loco Holdings, Inc. (a)	10,001	92,609
Everi Holdings, Inc. (a)	32,879	342,270
Expedia, Inc. (a)	51,590	7,652,345
First Watch Restaurant Group, Inc. (a)	8,855	190,028
Golden Entertainment, Inc.	8,492	325,923
Hilton Grand Vacations, Inc. (a)	27,505	1,146,959
Hilton Worldwide Holdings, Inc.	99,105	18,925,091
Hyatt Hotels Corp. Class A (b)	17,147	2,201,160
Inspired Entertainment, Inc. (a)	8,914	81,831
Jack in the Box, Inc.	7,529	587,036
Krispy Kreme, Inc. (b)	33,678	447,581
Kura Sushi U.S.A., Inc. Class A (a)(b)	2,231	218,928
Las Vegas Sands Corp.	142,953	6,993,261
Life Time Group Holdings, Inc. (a)(b)	22,035	293,066
Light & Wonder, Inc. Class A (a)	34,772	2,794,973
Lindblad Expeditions Holdings (a)	15,398	142,278
Marriott International, Inc. Class A	95,375	22,864,249
Marriott Vacations Worldwide Corp.	12,935	1,085,117
McDonald's Corp.	280,327	82,057,319
MGM Resorts International (a)	105,426	4,572,326
Monarch Casino & Resort, Inc.	5,036	347,131
Norwegian Cruise Line Holdings Ltd. (a)(b)	163,933	2,918,007
Papa John's International, Inc.	12,869	945,614
Penn Entertainment, Inc. (a)	59,007	1,330,608
Planet Fitness, Inc. (a)	32,963	2,233,573
Playa Hotels & Resorts NV (a)	43,116	357,863
PlayAGS, Inc. (a)	15,146	131,922
Portillo's, Inc. (a)(b)	17,743	243,789
RCI Hospitality Holdings, Inc.	3,200	197,632
Red Robin Gourmet Burgers, Inc. (a)(b)	6,198	63,096
Red Rock Resorts, Inc.	19,253	1,052,754
Royal Caribbean Cruises Ltd. (a)	91,227	11,631,443
Rush Street Interactive, Inc. (a)	23,695	123,451
Sabre Corp. (a)	148,758	609,908
SeaWorld Entertainment, Inc. (a)	13,430	663,442
Shake Shack, Inc. Class A (a)	14,630	1,105,443
Six Flags Entertainment Corp. (a)	28,187	710,594
Soho House & Co., Inc. Class A (a)(b)	14,114	86,801
Sonder Holdings, Inc. (a)(b)	2,772	7,179
Starbucks Corp.	441,713	41,092,560
Sweetgreen, Inc. Class A (a)	34,056	363,718
Target Hospitality Corp. (a)(b)	10,222	98,847
Texas Roadhouse, Inc. Class A	25,851	3,249,988
The Cheesecake Factory, Inc. (b)	17,787	611,339
Travel+Leisure Co.	27,784	1,123,029
Vail Resorts, Inc.	14,679	3,258,738
Wendy's Co.	63,624	1,213,946
Wingstop, Inc.	11,382	3,199,594
Wyndham Hotels & Resorts, Inc.	32,075	2,499,605
Wynn Resorts Ltd.	36,999	3,493,816
Xponential Fitness, Inc. (a)	10,105	111,761
Yum! Brands, Inc.	108,241	14,016,127
		406,047,548
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	11,023	349,980
Cavco Industries, Inc. (a)	3,040	1,009,037
Century Communities, Inc.	11,170	968,439
D.R. Horton, Inc.	116,526	16,652,731
Dream Finders Homes, Inc. (a)(b)	8,824	290,045
Ethan Allen Interiors, Inc.	8,658	252,208
Garmin Ltd.	59,108	7,062,815
GoPro, Inc. Class A (a)	50,551	150,642
Green Brick Partners, Inc. (a)	9,595	500,571
Helen of Troy Ltd. (a)	9,113	1,043,439
Hovnanian Enterprises, Inc. Class A (a)	1,785	301,611
Installed Building Products, Inc.	9,135	1,779,955
iRobot Corp. (a)	10,355	140,828
KB Home	29,654	1,767,082
La-Z-Boy, Inc.	16,281	566,742
Leggett & Platt, Inc.	51,974	1,206,317
Lennar Corp.:
Class A	96,112	14,402,383
Class B	5,706	791,708
LGI Homes, Inc. (a)	8,041	948,918
Lovesac (a)	5,816	134,699
M.D.C. Holdings, Inc.	23,399	1,464,309
M/I Homes, Inc. (a)	10,758	1,370,784
Meritage Homes Corp.	14,226	2,355,968
Mohawk Industries, Inc. (a)	20,474	2,134,415
Newell Brands, Inc.	148,697	1,237,159
NVR, Inc. (a)	1,229	8,695,531
PulteGroup, Inc.	83,325	8,712,462
Purple Innovation, Inc.	23,698	24,172
Skyline Champion Corp. (a)	20,802	1,424,521
Sonos, Inc. (a)	50,159	781,477
Taylor Morrison Home Corp. (a)	41,461	2,161,777
Tempur Sealy International, Inc.	66,793	3,332,303
Toll Brothers, Inc.	41,646	4,137,530
TopBuild Corp. (a)	12,298	4,539,561
Traeger, Inc. (a)	29,625	64,879
TRI Pointe Homes, Inc. (a)	37,505	1,295,048
Tupperware Brands Corp. (a)(b)	14,787	25,138
Universal Electronics, Inc. (a)(b)	4,159	36,890
Vizio Holding Corp. (a)	37,141	259,987
Whirlpool Corp.	21,203	2,322,153
Worthington Enterprises, Inc.	11,538	658,128
ZAGG, Inc. rights (a)(c)	5,004	0
		97,354,342
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	11,814	748,299
AMMO, Inc. (a)(b)	33,915	73,596
Brunswick Corp.	26,837	2,165,209
Clarus Corp.	10,505	62,190
Funko, Inc. (a)(b)	12,834	90,736
Hasbro, Inc.	50,591	2,476,429
JAKKS Pacific, Inc. (a)	2,605	81,693
Johnson Outdoors, Inc. Class A	2,493	111,587
Latham Group, Inc. (a)	13,857	35,058
Malibu Boats, Inc. Class A (a)	7,644	319,137
MasterCraft Boat Holdings, Inc. (a)	5,659	109,615
Mattel, Inc. (a)	137,978	2,468,426
Peloton Interactive, Inc. Class A (a)(b)	135,810	755,104
Polaris, Inc.	20,378	1,833,205
Smith & Wesson Brands, Inc.	17,506	228,628
Solo Brands, Inc. Class A (a)(b)	10,089	28,148
Sturm, Ruger & Co., Inc.	6,644	290,077
Topgolf Callaway Brands Corp. (a)	54,458	717,212
Vista Outdoor, Inc. (a)	21,923	615,379
YETI Holdings, Inc. (a)(b)	33,710	1,482,229
		14,691,957
Specialty Retail - 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	10,419	108,358
Abercrombie & Fitch Co. Class A (a)	19,529	1,990,005
Academy Sports & Outdoors, Inc.	28,819	1,807,816
Advance Auto Parts, Inc.	23,243	1,553,795
America's Car Mart, Inc. (a)	2,352	143,213
American Eagle Outfitters, Inc.	71,957	1,426,188
Arhaus, Inc. (a)(b)	15,248	178,249
Arko Corp.	28,834	224,905
Asbury Automotive Group, Inc. (a)	8,053	1,683,560
AutoNation, Inc. (a)	9,930	1,386,824
AutoZone, Inc. (a)	6,818	18,832,202
BARK, Inc. (a)(b)	37,811	38,945
Bath & Body Works, Inc.	87,816	3,746,231
Best Buy Co., Inc.	74,894	5,429,066
Beyond, Inc. (a)	17,016	374,182
Big 5 Sporting Goods Corp. (b)	7,800	39,234
Boot Barn Holdings, Inc. (a)	12,012	861,741
Build-A-Bear Workshop, Inc. (b)	4,617	104,021
Burlington Stores, Inc. (a)	25,020	4,782,573
Caleres, Inc.	12,731	399,371
Camping World Holdings, Inc. (b)	15,701	390,170
CarMax, Inc. (a)	61,570	4,382,553
CarParts.com, Inc. (a)	18,372	49,421
Carvana Co. Class A (a)(b)	39,502	1,700,956
Chewy, Inc. (a)(b)	47,166	840,498
Citi Trends, Inc. (a)(b)	3,435	92,505
Designer Brands, Inc. Class A (b)	18,042	154,620
Destination XL Group, Inc. (a)	21,164	90,370
Dick's Sporting Goods, Inc.	23,659	3,526,847
EVgo, Inc. Class A (a)(b)	35,998	82,435
Five Below, Inc. (a)	21,595	3,875,439
Floor & Decor Holdings, Inc. Class A (a)(b)	41,329	4,156,044
Foot Locker, Inc.	31,311	881,718
GameStop Corp. Class A (a)(b)	103,530	1,473,232
Gap, Inc.	82,225	1,536,785
Genesco, Inc. (a)	4,612	128,121
Group 1 Automotive, Inc.	5,401	1,404,584
GrowGeneration Corp. (a)(b)	21,926	50,649
Guess?, Inc. (b)	10,206	228,002
Haverty Furniture Companies, Inc.	5,364	181,840
Hibbett, Inc. (b)	4,821	321,320
Lands' End, Inc. (a)	4,194	39,717
Lazydays Holdings, Inc. (a)(b)	4,470	21,948
Leslie's, Inc. (a)(b)	69,104	463,688
Lithia Motors, Inc. Class A (sub. vtg.)	10,642	3,137,794
LL Flooring Holdings, Inc. (a)	12,830	33,358
Lowe's Companies, Inc.	223,114	47,487,584
MarineMax, Inc. (a)	7,632	213,696
Monro, Inc.	11,879	378,465
Murphy U.S.A., Inc.	7,470	2,633,324
National Vision Holdings, Inc. (a)	29,334	557,639
O'Reilly Automotive, Inc. (a)	22,872	23,399,200
OneWater Marine, Inc. Class A (a)(b)	4,023	101,500
Penske Automotive Group, Inc.	7,530	1,117,226
Petco Health & Wellness Co., Inc. (a)(b)	30,084	71,901
PetMed Express, Inc. (b)	9,038	56,126
Revolve Group, Inc. (a)(b)	15,359	221,323
RH (a)	6,012	1,523,922
Ross Stores, Inc.	130,937	18,367,842
Sally Beauty Holdings, Inc. (a)	41,106	506,426
Shoe Carnival, Inc.	6,688	170,544
Signet Jewelers Ltd.	17,381	1,729,062
Sleep Number Corp. (a)	7,761	79,938
Sonic Automotive, Inc. Class A (sub. vtg.)	5,923	299,467
Sportsman's Warehouse Holdings, Inc. (a)	14,099	54,281
Stitch Fix, Inc. (a)	36,307	116,182
The Aaron's Co., Inc.	11,389	117,193
The Buckle, Inc.	11,167	415,301
The Cato Corp. Class A (sub. vtg.)	5,869	39,674
The Children's Place, Inc. (a)	4,677	104,204
The Container Store Group, Inc. (a)	10,974	17,888
The Home Depot, Inc.	386,578	136,446,571
The ODP Corp. (a)	12,941	661,803
The RealReal, Inc. (a)	33,197	63,738
thredUP, Inc. (a)(b)	27,728	56,426
Tilly's, Inc. (a)	9,072	66,588
TJX Companies, Inc.	442,222	41,971,290
Tractor Supply Co.	41,758	9,378,847
Ulta Beauty, Inc. (a)	19,055	9,566,563
Upbound Group, Inc.	17,199	571,007
Urban Outfitters, Inc. (a)	22,026	836,988
Valvoline, Inc. (a)(b)	54,156	1,976,152
Victoria's Secret & Co. (a)	30,098	784,053
Vroom, Inc. (a)(b)	47,260	11,645
Warby Parker, Inc. (a)	28,099	358,262
Wayfair LLC Class A (a)	35,811	1,799,503
Williams-Sonoma, Inc.	24,827	4,801,294
Winmark Corp.	1,078	388,802
Zumiez, Inc. (a)	5,822	99,964
		383,974,497
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (a)	38,047	36,506
Capri Holdings Ltd. (a)	45,042	2,195,347
Carter's, Inc.	13,969	1,056,615
Columbia Sportswear Co. (b)	13,702	1,086,021
Crocs, Inc. (a)	23,270	2,361,440
Deckers Outdoor Corp. (a)	9,953	7,501,875
Figs, Inc. Class A (a)(b)	45,588	262,587
Fossil Group, Inc. (a)	18,992	22,031
G-III Apparel Group Ltd. (a)	15,533	467,388
Hanesbrands, Inc. (a)	131,751	592,880
Kontoor Brands, Inc. (b)	19,396	1,136,994
Levi Strauss & Co. Class A	39,652	645,535
lululemon athletica, Inc. (a)	44,534	20,210,420
Movado Group, Inc.	6,163	169,976
NIKE, Inc. Class B	473,301	48,054,251
Oxford Industries, Inc.	5,514	523,444
PVH Corp.	23,410	2,815,287
Ralph Lauren Corp.	15,234	2,188,669
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	51,631	3,223,840
Steven Madden Ltd.	27,018	1,131,514
Tapestry, Inc.	88,749	3,442,574
Under Armour, Inc.:
Class A (sub. vtg.) (a)	71,695	546,316
Class C (non-vtg.) (a)	73,983	547,474
Unifi, Inc. (a)	5,947	37,585
VF Corp.	127,497	2,098,601
Wolverine World Wide, Inc.	30,699	256,644
		102,611,814
TOTAL CONSUMER DISCRETIONARY		1,893,093,970
CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	3,671	1,282,170
Brown-Forman Corp. Class B (non-vtg.)	70,623	3,877,203
Celsius Holdings, Inc. (a)(b)	57,256	2,857,074
Coca-Cola Bottling Co. Consolidated	1,803	1,553,086
Constellation Brands, Inc. Class A (sub. vtg.)	62,550	15,329,754
Duckhorn Portfolio, Inc. (a)	15,586	134,507
Keurig Dr. Pepper, Inc.	389,675	12,251,382
MGP Ingredients, Inc.	5,886	500,016
Molson Coors Beverage Co. Class B	71,402	4,411,930
Monster Beverage Corp.	285,826	15,726,147
National Beverage Corp. (a)(b)	8,786	406,265
PepsiCo, Inc.	531,457	89,566,448
The Coca-Cola Co.	1,503,746	89,457,850
The Vita Coco Co., Inc. (a)	11,464	225,726
		237,579,558
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	155,706	3,304,081
Andersons, Inc.	12,422	654,764
BJ's Wholesale Club Holdings, Inc. (a)	51,741	3,329,016
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)(c)	2,361	0
warrants 11/4/28 (a)(c)	2,361	0
warrants 11/4/28 (a)(c)	2,361	0
Casey's General Stores, Inc.	14,420	3,913,011
Chefs' Warehouse Holdings (a)	13,361	425,147
Costco Wholesale Corp.	171,148	118,927,322
Dollar General Corp.	84,892	11,211,686
Dollar Tree, Inc. (a)	80,857	10,561,541
Grocery Outlet Holding Corp. (a)	39,139	969,864
Ingles Markets, Inc. Class A	5,889	496,148
Kroger Co.	255,785	11,801,920
Performance Food Group Co. (a)	60,185	4,374,246
PriceSmart, Inc.	9,785	743,856
SpartanNash Co.	13,817	309,915
Sprouts Farmers Market LLC (a)	38,938	1,961,307
Sysco Corp.	194,663	15,754,077
Target Corp.	178,478	24,822,720
U.S. Foods Holding Corp. (a)	87,194	4,011,796
United Natural Foods, Inc. (a)	22,040	328,616
Walgreens Boots Alliance, Inc.	276,520	6,241,056
Walmart, Inc.	551,386	91,116,537
Weis Markets, Inc.	6,147	373,430
		315,632,056
Food Products - 0.9%
Alico, Inc.	1,486	43,748
Archer Daniels Midland Co.	206,390	11,471,156
B&G Foods, Inc. Class A	32,320	325,139
Benson Hill, Inc. (a)	42,900	7,387
Beyond Meat, Inc. (a)(b)	24,409	161,588
BRC, Inc. Class A (a)(b)	14,854	56,148
Bunge Global SA	56,305	4,959,907
Cal-Maine Foods, Inc.	15,848	878,296
Calavo Growers, Inc.	6,606	172,351
Campbell Soup Co.	75,584	3,373,314
Conagra Brands, Inc.	184,743	5,385,258
Darling Ingredients, Inc. (a)	61,672	2,670,398
Flowers Foods, Inc.	74,238	1,692,626
Fresh Del Monte Produce, Inc.	12,666	311,330
Freshpet, Inc. (a)(b)	18,575	1,599,308
General Mills, Inc.	224,828	14,593,585
Hormel Foods Corp.	111,972	3,400,590
Ingredion, Inc.	25,155	2,705,923
J&J Snack Foods Corp.	6,030	960,157
John B. Sanfilippo & Son, Inc.	3,343	358,136
Kellanova	101,689	5,568,490
Lamb Weston Holdings, Inc.	55,914	5,727,830
Lancaster Colony Corp.	7,816	1,436,424
McCormick & Co., Inc. (non-vtg.)	97,266	6,629,651
Mission Produce, Inc. (a)	15,823	158,072
Mondelez International, Inc.	525,759	39,573,880
Pilgrim's Pride Corp. (a)	15,954	433,470
Post Holdings, Inc. (a)	19,681	1,827,774
Seaboard Corp.	97	349,491
Seneca Foods Corp. Class A (a)	1,890	100,888
Sovos Brands, Inc. (a)(b)	24,183	533,235
The Hain Celestial Group, Inc. (a)	33,765	361,623
The Hershey Co.	57,985	11,222,417
The J.M. Smucker Co.	41,116	5,408,810
The Kraft Heinz Co.	308,197	11,443,355
The Simply Good Foods Co. (a)	35,205	1,330,749
Tootsie Roll Industries, Inc.	6,413	209,000
TreeHouse Foods, Inc. (a)	19,360	815,056
Tyson Foods, Inc. Class A	110,532	6,052,732
Utz Brands, Inc. Class A (b)	26,905	476,219
Vital Farms, Inc. (a)	10,251	147,409
Westrock Coffee Holdings (a)(b)	10,867	112,582
Whole Earth Brands, Inc. Class A (a)(b)	12,713	50,598
WK Kellogg Co.	25,267	328,218
		155,424,318
Household Products - 1.1%
Central Garden & Pet Co. (a)	5,985	280,697
Central Garden & Pet Co. Class A (non-vtg.) (a)	12,892	532,182
Church & Dwight Co., Inc.	95,364	9,522,095
Colgate-Palmolive Co.	318,020	26,777,284
Energizer Holdings, Inc.	25,368	802,136
Kimberly-Clark Corp.	130,655	15,805,335
Procter & Gamble Co.	910,921	143,142,126
Reynolds Consumer Products, Inc.	21,741	590,703
Spectrum Brands Holdings, Inc.	13,605	1,069,625
The Clorox Co.	47,997	6,971,564
WD-40 Co.	5,258	1,361,717
		206,855,464
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	50,574	2,795,225
Coty, Inc. Class A (a)	144,464	1,745,125
Edgewell Personal Care Co.	19,779	732,812
elf Beauty, Inc. (a)	21,306	3,398,946
Estee Lauder Companies, Inc. Class A	89,709	11,840,691
Herbalife Ltd. (a)	37,301	449,477
Inter Parfums, Inc.	6,998	973,772
Kenvue, Inc.	667,314	13,853,439
MediFast, Inc.	4,090	223,519
Nu Skin Enterprises, Inc. Class A	18,711	347,276
The Beauty Health Co. (a)	30,935	90,640
The Honest Co., Inc. (a)	23,853	67,981
USANA Health Sciences, Inc. (a)	4,198	196,550
		36,715,453
Tobacco - 0.5%
Altria Group, Inc.	683,545	27,423,825
Philip Morris International, Inc.	599,926	54,503,277
Turning Point Brands, Inc.	6,566	159,488
Universal Corp.	9,222	534,415
Vector Group Ltd.	53,735	562,605
		83,183,610
TOTAL CONSUMER STAPLES		1,035,390,459
ENERGY - 3.9%
Energy Equipment & Services - 0.4%
Archrock, Inc.	53,065	867,082
Baker Hughes Co. Class A	389,778	11,108,673
Bristow Group, Inc. (a)	8,970	236,629
Cactus, Inc.	25,992	1,103,100
Championx Corp.	75,573	2,071,456
Core Laboratories, Inc.	17,637	278,135
Diamond Offshore Drilling, Inc. (a)	38,109	464,930
DMC Global, Inc. (a)	7,569	128,824
Dril-Quip, Inc. (a)	12,674	254,367
Expro Group Holdings NV (a)	33,792	594,739
Halliburton Co.	346,667	12,358,679
Helix Energy Solutions Group, Inc. (a)	52,905	497,307
Helmerich & Payne, Inc.	39,127	1,575,253
Kodiak Gas Services, Inc.	6,169	144,478
Liberty Oilfield Services, Inc. Class A	58,908	1,224,697
Nabors Industries Ltd. (a)	3,290	278,268
Newpark Resources, Inc. (a)	27,600	179,124
Noble Corp. PLC	41,876	1,847,988
NOV, Inc.	152,717	2,979,509
Oceaneering International, Inc. (a)	38,145	792,653
Oil States International, Inc. (a)	23,147	142,817
Patterson-UTI Energy, Inc.	126,143	1,398,926
ProFrac Holding Corp. (a)(b)	7,888	62,394
ProPetro Holding Corp. (a)	32,069	271,304
RPC, Inc.	31,357	229,220
Schlumberger Ltd.	552,522	26,907,821
Select Water Solutions, Inc. Class A	31,080	241,492
Solaris Oilfield Infrastructure, Inc. Class A	10,220	76,650
TechnipFMC PLC	169,175	3,271,845
TETRA Technologies, Inc. (a)	43,462	182,106
Tidewater, Inc. (a)	18,834	1,265,456
Transocean Ltd. (United States) (a)(b)	276,843	1,511,563
U.S. Silica Holdings, Inc. (a)	28,871	309,497
Valaris Ltd. (a)	24,067	1,489,025
Weatherford International PLC (a)	27,835	2,492,624
		78,838,631
Oil, Gas & Consumable Fuels - 3.5%
Amplify Energy Corp. (a)	12,994	79,523
Antero Midstream GP LP	131,689	1,611,873
Antero Resources Corp. (a)	108,968	2,434,345
APA Corp.	118,693	3,718,652
Ardmore Shipping Corp.	15,631	259,006
Berry Corp.	25,094	168,381
California Resources Corp.	25,161	1,199,676
Callon Petroleum Co. (a)	21,091	677,443
Centrus Energy Corp. Class A (a)	4,847	243,416
Cheniere Energy, Inc.	92,107	15,104,627
Chesapeake Energy Corp.	43,116	3,324,675
Chevron Corp.	678,678	100,057,498
Chord Energy Corp.	16,140	2,481,686
Civitas Resources, Inc.	33,131	2,147,220
Clean Energy Fuels Corp. (a)(b)	65,564	193,414
CNX Resources Corp. (a)	60,906	1,230,301
Comstock Resources, Inc. (b)	34,825	271,983
ConocoPhillips Co.	459,104	51,359,964
CONSOL Energy, Inc.	10,937	1,034,640
Coterra Energy, Inc.	291,494	7,252,371
Crescent Energy, Inc. Class A (b)	33,187	366,716
CVR Energy, Inc.	10,963	369,782
Delek U.S. Holdings, Inc.	22,771	615,500
Devon Energy Corp.	248,152	10,427,347
Diamondback Energy, Inc.	69,260	10,648,032
Dorian LPG Ltd.	13,249	496,043
DT Midstream, Inc.	37,168	1,995,550
Enviva, Inc. (b)	11,290	4,947
EOG Resources, Inc.	225,565	25,667,041
EQT Corp.	158,794	5,621,308
Equitrans Midstream Corp.	167,321	1,705,001
Evolution Petroleum Corp.	13,086	73,412
Excelerate Energy, Inc.	6,772	103,747
Exxon Mobil Corp.	1,548,529	159,204,266
FutureFuel Corp.	9,077	51,739
Gevo, Inc. (a)(b)	84,644	79,041
Green Plains, Inc. (a)	22,379	463,917
Gulfport Energy Corp. (a)	3,743	474,987
Hallador Energy Co. (a)	8,781	74,902
Hess Corp.	106,937	15,027,857
HF Sinclair Corp.	60,303	3,406,516
International Seaways, Inc.	14,255	764,638
Kinder Morgan, Inc.	747,729	12,651,575
Kinetik Holdings, Inc.	9,093	295,704
Kosmos Energy Ltd. (a)	179,193	1,085,910
Magnolia Oil & Gas Corp. Class A	71,469	1,473,691
Marathon Oil Corp.	225,689	5,156,994
Marathon Petroleum Corp.	146,857	24,319,519
Matador Resources Co.	43,210	2,371,797
Murphy Oil Corp.	56,827	2,199,205
New Fortress Energy, Inc. (b)	25,529	848,329
Nextdecade Corp. (a)(b)	27,691	140,947
Northern Oil & Gas, Inc.	35,630	1,193,605
Occidental Petroleum Corp.	255,402	14,703,493
ONEOK, Inc.	225,364	15,381,093
Overseas Shipholding Group, Inc.	20,562	125,428
Ovintiv, Inc.	97,952	4,155,124
Par Pacific Holdings, Inc. (a)	21,218	776,367
PBF Energy, Inc. Class A	42,164	2,129,704
Peabody Energy Corp. (b)	42,054	1,122,842
Permian Resource Corp. Class A	160,645	2,165,495
Phillips 66 Co.	170,121	24,550,162
Pioneer Natural Resources Co.	90,215	20,734,113
Range Resources Corp.	93,298	2,709,374
Rex American Resources Corp. (a)	5,812	240,559
Riley Exploration Permian, Inc.	1,563	34,730
Ring Energy, Inc. (a)(b)	16,254	22,593
SandRidge Energy, Inc.	12,323	179,916
Scorpio Tankers, Inc.	18,158	1,283,771
SilverBow Resources, Inc. (a)	6,540	173,702
Sitio Royalties Corp.	30,866	658,372
SM Energy Co.	44,744	1,659,108
Southwestern Energy Co. (a)	425,541	2,744,739
Talos Energy, Inc. (a)	37,776	489,955
Targa Resources Corp.	86,388	7,339,524
Teekay Corp. (a)	23,564	211,840
Teekay Tankers Ltd.	9,503	594,413
Tellurian, Inc. (a)(b)	252,995	126,751
Texas Pacific Land Corp.	2,399	3,505,731
The Williams Companies, Inc.	470,205	16,297,305
Uranium Energy Corp. (a)(b)	149,465	1,141,913
VAALCO Energy, Inc.	41,960	178,750
Valero Energy Corp.	131,693	18,292,158
Vertex Energy, Inc. (a)(b)	30,405	44,391
Vital Energy, Inc. (a)(b)	9,876	432,865
Vitesse Energy, Inc.	8,232	172,954
W&T Offshore, Inc. (b)	37,782	114,857
World Kinect Corp.	23,177	523,105
		629,247,456
TOTAL ENERGY		708,086,087
FINANCIALS - 13.6%
Banks - 3.5%
1st Source Corp.	6,314	330,033
Amalgamated Financial Corp.	6,379	169,426
Amerant Bancorp, Inc. Class A	9,784	221,216
Ameris Bancorp	25,382	1,259,962
Associated Banc-Corp.	57,336	1,204,629
Atlantic Union Bankshares Corp.	29,498	1,007,652
Axos Financial, Inc. (a)	20,060	1,111,926
Banc of California, Inc.	51,898	715,154
BancFirst Corp.	5,903	522,475
Bancorp, Inc., Delaware (a)	20,803	907,843
Bank First National Corp.	3,186	269,026
Bank of America Corp.	2,661,469	90,516,561
Bank of Hawaii Corp. (b)	15,659	990,119
Bank of Marin Bancorp	4,967	97,254
Bank OZK	40,326	1,819,106
BankUnited, Inc.	29,414	831,240
Banner Corp.	13,810	643,270
Berkshire Hills Bancorp, Inc.	16,072	385,728
BOK Financial Corp.	10,470	877,805
Bridgewater Bancshares, Inc. (a)	8,206	102,657
Brookline Bancorp, Inc., Delaware	33,770	365,391
Business First Bancshares, Inc.	9,415	212,308
Byline Bancorp, Inc.	10,566	230,761
Cadence Bank	70,067	1,865,184
Cambridge Bancorp	2,836	194,521
Camden National Corp.	5,719	206,056
Capitol Federal Financial, Inc.	48,628	308,302
Cathay General Bancorp	28,314	1,165,687
Central Pacific Financial Corp.	9,557	184,163
Citigroup, Inc.	739,843	41,556,981
Citizens Financial Group, Inc.	180,903	5,915,528
City Holding Co.	5,530	565,221
CNB Financial Corp., Pennsylvania	8,226	175,625
Coastal Financial Corp. of Washington (a)	3,953	157,725
Columbia Banking Systems, Inc.	81,081	1,634,593
Columbia Financial, Inc. (a)	10,499	188,772
Comerica, Inc.	51,370	2,701,035
Commerce Bancshares, Inc.	45,501	2,371,512
Community Bank System, Inc.	21,215	971,011
Community Trust Bancorp, Inc.	5,736	238,044
ConnectOne Bancorp, Inc.	13,416	306,421
CrossFirst Bankshares, Inc. (a)	15,311	216,191
Cullen/Frost Bankers, Inc.	24,646	2,615,434
Customers Bancorp, Inc. (a)	11,080	592,115
CVB Financial Corp.	51,816	868,954
Dime Community Bancshares, Inc.	12,976	295,983
Eagle Bancorp, Inc.	11,119	275,640
East West Bancorp, Inc.	54,152	3,942,807
Eastern Bankshares, Inc.	62,243	868,912
Enterprise Financial Services Corp.	14,922	621,203
Equity Bancshares, Inc.	4,973	163,363
Esquire Financial Holdings, Inc.	2,359	117,620
Farmers National Banc Corp.	12,826	175,973
FB Financial Corp.	13,335	496,729
Fifth Third Bancorp	263,714	9,029,567
First Bancorp, North Carolina	16,671	576,150
First Bancorp, Puerto Rico	66,254	1,105,117
First Bancshares, Inc.	10,389	264,192
First Busey Corp.	21,180	498,577
First Citizens Bancshares, Inc.	4,604	6,952,040
First Commonwealth Financial Corp.	37,971	531,974
First Financial Bancorp, Ohio	35,985	806,784
First Financial Bankshares, Inc. (b)	49,232	1,537,515
First Financial Corp., Indiana	3,822	150,663
First Foundation, Inc.	19,043	181,289
First Hawaiian, Inc.	50,167	1,088,122
First Horizon National Corp.	216,325	3,080,468
First Interstate Bancsystem, Inc.	32,861	904,335
First Merchants Corp.	23,584	797,375
First of Long Island Corp.	8,378	100,704
Flushing Financial Corp.	11,935	191,318
FNB Corp., Pennsylvania	139,584	1,839,717
Fulton Financial Corp.	64,292	1,002,312
German American Bancorp, Inc.	12,429	411,773
Glacier Bancorp, Inc.	43,095	1,666,053
Great Southern Bancorp, Inc.	3,410	177,627
Hancock Whitney Corp.	33,760	1,522,914
Hanmi Financial Corp.	11,434	191,520
HarborOne Bancorp, Inc.	14,449	157,783
Heartland Financial U.S.A., Inc.	14,405	510,945
Heritage Commerce Corp.	23,806	211,635
Heritage Financial Corp., Washington	13,216	266,302
Hilltop Holdings, Inc.	17,188	541,250
Hingham Institution for Savings (b)	671	124,041
Home Bancshares, Inc.	72,396	1,696,962
HomeStreet, Inc.	7,290	100,310
HomeTrust Bancshares, Inc.	6,186	167,950
Hope Bancorp, Inc.	45,338	502,345
Horizon Bancorp, Inc. Indiana	15,507	203,297
Huntington Bancshares, Inc.	561,695	7,150,377
Independent Bank Corp.	8,066	205,199
Independent Bank Corp.	17,538	983,706
Independent Bank Group, Inc.	14,384	695,466
International Bancshares Corp.	20,388	1,077,710
JPMorgan Chase & Co.	1,117,324	194,816,613
Kearny Financial Corp.	25,218	182,326
KeyCorp	363,152	5,276,599
Lakeland Bancorp, Inc.	24,600	326,934
Lakeland Financial Corp.	10,263	687,210
Live Oak Bancshares, Inc.	12,375	450,079
M&T Bank Corp.	64,298	8,879,554
Mercantile Bank Corp.	5,684	227,872
Metropolitan Bank Holding Corp. (a)	4,056	196,675
Midland States Bancorp, Inc.	8,283	217,512
National Bank Holdings Corp.	14,200	497,000
NBT Bancorp, Inc.	18,838	670,068
New York Community Bancorp, Inc.	279,419	1,807,841
Nicolet Bankshares, Inc.	5,332	414,670
Northfield Bancorp, Inc.	14,808	178,140
Northwest Bancshares, Inc.	50,902	629,658
OceanFirst Financial Corp.	22,428	386,434
OFG Bancorp	18,951	696,828
Old National Bancorp, Indiana	113,753	1,873,512
Old Second Bancorp, Inc.	14,921	203,224
Origin Bancorp, Inc.	10,928	333,304
Pacific Premier Bancorp, Inc.	37,896	961,422
Park National Corp. (b)	5,748	751,149
Pathward Financial, Inc.	9,805	507,703
Peapack-Gladstone Financial Corp.	6,274	173,037
Peoples Bancorp, Inc.	12,646	370,528
Pinnacle Financial Partners, Inc.	29,948	2,646,804
PNC Financial Services Group, Inc.	154,082	23,298,739
Popular, Inc.	27,993	2,392,002
Preferred Bank, Los Angeles	4,785	343,754
Premier Financial Corp.	13,296	277,753
Prosperity Bancshares, Inc.	35,928	2,296,158
Provident Bancorp, Inc. (a)	10,149	110,320
Provident Financial Services, Inc.	28,494	471,576
QCR Holdings, Inc.	6,334	369,969
Regions Financial Corp.	360,343	6,727,604
Renasant Corp.	22,377	707,785
S&T Bancorp, Inc.	14,234	474,562
Sandy Spring Bancorp, Inc.	16,835	410,437
Seacoast Banking Corp., Florida	33,846	831,258
ServisFirst Bancshares, Inc.	19,107	1,282,844
Simmons First National Corp. Class A	49,746	945,671
Southern Missouri Bancorp, Inc.	3,668	159,961
Southside Bancshares, Inc.	11,087	347,023
Southstate Corp.	29,332	2,437,489
Stellar Bancorp, Inc.	17,405	435,647
Stock Yards Bancorp, Inc.	11,019	547,865
Synovus Financial Corp.	56,847	2,140,858
Texas Capital Bancshares, Inc. (a)	18,150	1,107,150
TFS Financial Corp.	18,658	248,525
Tompkins Financial Corp.	4,562	225,317
TowneBank	26,538	745,983
Trico Bancshares	12,338	448,486
Triumph Bancorp, Inc. (a)	8,266	583,993
Truist Financial Corp.	515,973	19,121,959
Trustco Bank Corp., New York	7,019	202,849
Trustmark Corp.	22,934	618,989
U.S. Bancorp	602,215	25,016,011
UMB Financial Corp.	17,105	1,411,163
United Bankshares, Inc., West Virginia	52,587	1,885,244
United Community Bank, Inc.	45,404	1,241,345
Univest Corp. of Pennsylvania	11,179	237,442
Valley National Bancorp	166,009	1,597,007
Veritex Holdings, Inc.	20,437	429,381
WaFd, Inc.	25,925	752,862
Washington Trust Bancorp, Inc.	6,584	183,101
Webster Financial Corp.	66,404	3,285,670
Wells Fargo & Co.	1,403,906	70,448,003
WesBanco, Inc.	23,826	699,055
Westamerica Bancorp.	10,807	515,710
Western Alliance Bancorp.	42,466	2,716,125
Wintrust Financial Corp.	23,589	2,287,661
WSFS Financial Corp.	23,534	1,047,498
Zions Bancorporation NA	56,913	2,384,655
		636,765,386
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	13,027	1,938,939
Ameriprise Financial, Inc.	39,104	15,126,600
Ares Management Corp.	65,339	7,937,382
Artisan Partners Asset Management, Inc.	26,650	1,116,635
Assetmark Financial Holdings, Inc. (a)	8,302	254,622
B. Riley Financial, Inc. (b)	6,138	143,752
Bakkt Holdings, Inc. Class A (a)(b)	29,191	39,992
Bank of New York Mellon Corp.	297,214	16,483,488
BGC Group, Inc. Class A	152,153	1,074,200
BlackRock, Inc. Class A	54,055	41,855,327
Blackstone, Inc.	274,742	34,191,642
Blue Owl Capital, Inc. Class A	156,021	2,424,566
Bridge Investment Group Holdings, Inc.	10,679	104,441
BrightSphere Investment Group, Inc.	11,852	262,166
Carlyle Group LP	83,914	3,358,238
Cboe Global Markets, Inc.	40,814	7,503,654
Charles Schwab Corp.	575,482	36,209,327
CME Group, Inc.	139,175	28,647,782
Cohen & Steers, Inc. (b)	10,183	717,087
Coinbase Global, Inc. (a)(b)	66,127	8,477,481
Diamond Hill Investment Group, Inc.	1,090	173,888
Donnelley Financial Solutions, Inc. (a)	9,596	596,104
Evercore, Inc. Class A	13,530	2,323,507
FactSet Research Systems, Inc.	14,685	6,988,885
Federated Hermes, Inc.	33,117	1,157,770
Franklin Resources, Inc.	108,497	2,889,275
GCM Grosvenor, Inc. Class A	15,675	136,216
Goldman Sachs Group, Inc.	126,052	48,405,229
Hamilton Lane, Inc. Class A	14,291	1,656,899
Houlihan Lokey	19,907	2,384,460
Interactive Brokers Group, Inc.	41,301	3,665,464
Intercontinental Exchange, Inc.	221,204	28,165,905
Invesco Ltd.	174,412	2,760,942
Janus Henderson Group PLC	51,098	1,469,578
Jefferies Financial Group, Inc.	65,262	2,660,079
KKR & Co. LP	256,650	22,220,757
Lazard, Inc. Class A	43,611	1,699,957
LPL Financial	29,258	6,998,221
MarketAxess Holdings, Inc.	14,615	3,295,829
Moelis & Co. Class A	26,007	1,429,605
Moody's Corp.	60,770	23,824,271
Morgan Stanley	488,657	42,630,437
Morningstar, Inc.	10,029	2,801,100
MSCI, Inc.	30,586	18,309,391
NASDAQ, Inc.	131,654	7,605,652
Northern Trust Corp.	80,153	6,383,385
Open Lending Corp. (a)	37,532	275,485
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,865	107,094
P10, Inc.	15,996	147,163
Perella Weinberg Partners Class A	16,342	192,019
Piper Jaffray Companies	5,953	1,032,786
PJT Partners, Inc. (b)	8,708	837,448
Raymond James Financial, Inc.	72,777	8,018,570
Robinhood Markets, Inc. (a)	199,339	2,140,901
S&P Global, Inc.	125,170	56,119,970
SEI Investments Co.	38,776	2,452,194
State Street Corp.	119,530	8,829,681
StepStone Group, Inc. Class A	20,641	690,441
Stifel Financial Corp.	39,447	2,877,659
StoneX Group, Inc. (a)	10,151	667,428
T. Rowe Price Group, Inc.	86,552	9,386,564
TPG, Inc.	23,558	980,720
Tradeweb Markets, Inc. Class A	44,405	4,235,793
Victory Capital Holdings, Inc.	13,742	463,518
Virtu Financial, Inc. Class A	35,444	595,105
Virtus Investment Partners, Inc.	2,558	603,969
WisdomTree Investments, Inc.	43,727	296,032
		551,450,667
Consumer Finance - 0.6%
Ally Financial, Inc.	104,776	3,843,184
American Express Co.	222,533	44,671,274
Bread Financial Holdings, Inc.	18,703	678,358
Capital One Financial Corp.	147,250	19,925,870
Credit Acceptance Corp. (a)(b)	2,442	1,321,293
Discover Financial Services	96,748	10,208,849
Encore Capital Group, Inc. (a)(b)	9,420	471,754
Enova International, Inc. (a)	11,607	631,769
EZCORP, Inc. (non-vtg.) Class A (a)(b)	20,465	175,999
FirstCash Holdings, Inc.	14,233	1,633,521
Green Dot Corp. Class A (a)	16,533	148,962
LendingClub Corp. (a)	42,274	381,311
LendingTree, Inc. (a)	3,944	127,549
Navient Corp.	33,544	577,628
Nelnet, Inc. Class A	6,748	587,953
NerdWallet, Inc. (a)	14,927	228,532
OneMain Holdings, Inc.	46,683	2,222,111
Oportun Financial Corp. (a)	11,808	43,453
PRA Group, Inc. (a)	14,647	333,512
PROG Holdings, Inc. (a)	17,137	525,078
SLM Corp.	88,275	1,754,907
SoFi Technologies, Inc. (a)(b)	370,169	2,898,423
Synchrony Financial	160,496	6,238,480
Upstart Holdings, Inc. (a)(b)	28,275	898,014
World Acceptance Corp. (a)(b)	1,259	165,319
		100,693,103
Financial Services - 4.1%
A-Mark Precious Metals, Inc.	6,545	176,519
Affirm Holdings, Inc. (a)(b)	85,291	3,455,138
Apollo Global Management, Inc.	169,006	16,968,202
AvidXchange Holdings, Inc. (a)	66,614	730,089
Berkshire Hathaway, Inc. Class B (a)	703,254	269,866,690
Block, Inc. Class A (a)	214,150	13,921,892
Cannae Holdings, Inc. (a)	25,221	510,725
Cantaloupe, Inc. (a)	21,022	143,160
Cass Information Systems, Inc.	4,361	188,221
Enact Holdings, Inc.	11,314	322,336
Equitable Holdings, Inc.	123,485	4,036,725
Essent Group Ltd.	41,164	2,270,606
Euronet Worldwide, Inc. (a)	16,908	1,684,882
EVERTEC, Inc.	25,901	1,040,184
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	3,736	695,979
Fidelity National Information Services, Inc.	229,399	14,282,382
Fiserv, Inc. (a)	231,824	32,888,871
FleetCor Technologies, Inc. (a)	27,929	8,097,455
Flywire Corp. (a)	40,869	873,371
Global Payments, Inc.	100,811	13,431,050
i3 Verticals, Inc. Class A (a)	8,897	166,730
International Money Express, Inc. (a)	13,393	275,896
Jack Henry & Associates, Inc.	28,251	4,684,863
Jackson Financial, Inc.	27,206	1,362,204
Marqeta, Inc. Class A (a)	163,997	985,622
MasterCard, Inc. Class A	320,014	143,759,889
Merchants Bancorp	9,808	429,002
MGIC Investment Corp.	108,209	2,146,867
Mr. Cooper Group, Inc. (a)	25,682	1,729,940
NCR Atleos Corp.	26,172	585,991
NMI Holdings, Inc. (a)	30,985	989,041
Paymentus Holdings, Inc. (a)	7,167	113,669
Payoneer Global, Inc. (a)	97,748	457,461
PayPal Holdings, Inc. (a)	417,009	25,583,502
PennyMac Financial Services, Inc.	11,274	983,318
Radian Group, Inc.	59,018	1,710,342
Remitly Global, Inc. (a)	53,212	912,054
Repay Holdings Corp. (a)	29,864	234,134
Rocket Companies, Inc. (a)(b)	50,394	620,350
Shift4 Payments, Inc. (a)	22,089	1,586,211
The Western Union Co.	140,807	1,769,944
Toast, Inc. (a)	144,508	2,567,907
UWM Holdings Corp. Class A (b)	34,986	234,406
Visa, Inc. Class A	615,994	168,326,520
Voya Financial, Inc.	40,359	2,920,781
Walker & Dunlop, Inc.	12,948	1,250,647
WEX, Inc. (a)	16,496	3,371,617
		755,343,385
Insurance - 2.3%
AFLAC, Inc.	205,463	17,328,749
Allstate Corp.	101,134	15,701,054
AMBAC Financial Group, Inc. (a)	16,779	272,659
American Equity Investment Life Holding Co. (a)	24,268	1,339,836
American Financial Group, Inc.	25,129	3,025,532
American International Group, Inc.	270,986	18,836,237
Amerisafe, Inc.	7,189	358,300
Aon PLC	77,413	23,102,362
Arch Capital Group Ltd. (a)	144,330	11,897,122
Arthur J. Gallagher & Co.	83,478	19,380,252
Assurant, Inc.	20,285	3,406,866
Assured Guaranty Ltd.	21,130	1,714,277
Axis Capital Holdings Ltd.	30,039	1,787,921
Brighthouse Financial, Inc. (a)	24,710	1,279,237
Brown & Brown, Inc.	91,381	7,087,510
BRP Group, Inc. (a)	24,843	557,477
Chubb Ltd.	157,581	38,607,345
Cincinnati Financial Corp.	60,709	6,726,557
CNO Financial Group, Inc.	43,981	1,195,404
eHealth, Inc. (a)	10,196	69,333
Employers Holdings, Inc.	9,793	408,564
Enstar Group Ltd. (a)	5,108	1,363,274
Erie Indemnity Co. Class A	9,607	3,322,389
Everest Re Group Ltd.	16,795	6,465,571
Fidelity National Financial, Inc.	99,890	4,997,497
First American Financial Corp.	40,271	2,430,355
Genworth Financial, Inc. Class A (a)	175,849	1,084,988
Globe Life, Inc.	33,111	4,066,693
Goosehead Insurance (a)	9,718	750,230
Hagerty, Inc. Class A (a)	11,741	94,515
Hanover Insurance Group, Inc.	13,853	1,828,735
Hartford Financial Services Group, Inc.	116,068	10,093,273
HCI Group, Inc.	2,402	215,387
Hippo Holdings, Inc. (a)(b)	5,774	53,410
Horace Mann Educators Corp.	16,448	605,780
James River Group Holdings Ltd.	14,328	137,119
Kemper Corp.	23,229	1,393,740
Kinsale Capital Group, Inc.	8,488	3,374,574
Lemonade, Inc. (a)(b)	23,245	367,736
Lincoln National Corp.	65,557	1,799,540
Loews Corp.	70,566	5,141,439
Markel Group, Inc. (a)	5,127	7,677,324
Marsh & McLennan Companies, Inc.	190,542	36,934,661
MBIA, Inc. (b)	19,036	115,739
Mercury General Corp.	9,976	399,539
MetLife, Inc.	240,303	16,657,804
National Western Life Group, Inc.	863	417,692
Old Republic International Corp.	101,138	2,835,910
Oscar Health, Inc. (a)	55,311	692,494
Palomar Holdings, Inc. (a)	9,354	560,024
Primerica, Inc.	13,595	3,183,405
Principal Financial Group, Inc.	84,857	6,712,189
ProAssurance Corp.	19,550	263,143
Progressive Corp.	226,151	40,311,416
Prudential Financial, Inc.	139,500	14,637,735
Reinsurance Group of America, Inc.	25,450	4,425,501
RenaissanceRe Holdings Ltd.	20,327	4,651,427
RLI Corp.	15,580	2,124,645
Ryan Specialty Group Holdings, Inc. (a)(b)	39,278	1,701,523
Safety Insurance Group, Inc.	5,527	460,454
Selective Insurance Group, Inc.	23,412	2,454,982
Selectquote, Inc. (a)	58,561	65,003
Siriuspoint Ltd. (a)	35,690	421,142
Stewart Information Services Corp.	10,539	649,835
The Travelers Companies, Inc.	88,242	18,650,829
Trupanion, Inc. (a)(b)	13,509	367,445
United Fire Group, Inc.	8,220	184,210
Universal Insurance Holdings, Inc.	9,787	162,660
Unum Group	70,718	3,418,508
W.R. Berkley Corp.	78,811	6,453,045
White Mountains Insurance Group Ltd.	981	1,546,027
Willis Towers Watson PLC	39,916	9,831,311
		412,636,461
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	258,810	2,453,519
Annaly Capital Management, Inc.	193,998	3,722,822
Apollo Commercial Real Estate Finance, Inc.	49,303	550,221
Arbor Realty Trust, Inc. (b)	74,105	985,597
Ares Commercial Real Estate Corp.	20,093	191,084
Armour Residential REIT, Inc.	19,755	376,333
Blackstone Mortgage Trust, Inc. (b)	67,876	1,339,872
BrightSpire Capital, Inc.	48,745	348,527
Cherry Hill Mortgage Investment Corp.	8,827	31,689
Chimera Investment Corp.	85,086	408,413
Claros Mortgage Trust, Inc.	47,615	559,000
Dynex Capital, Inc.	24,131	295,363
Ellington Financial LLC	30,814	376,239
Franklin BSP Realty Trust, Inc.	31,133	399,125
Granite Point Mortgage Trust, Inc.	22,413	125,737
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	43,105	1,025,468
Invesco Mortgage Capital, Inc.	17,046	150,175
KKR Real Estate Finance Trust, Inc.	21,919	268,289
Ladder Capital Corp. Class A	42,507	464,602
MFA Financial, Inc.	38,183	422,686
New York Mortgage Trust, Inc.	35,067	274,925
Orchid Island Capital, Inc.	23,057	183,995
PennyMac Mortgage Investment Trust	34,280	491,575
Ready Capital Corp.	59,905	561,310
Redwood Trust, Inc.	50,014	335,594
Rithm Capital Corp.	187,540	2,006,678
Starwood Property Trust, Inc.	115,923	2,356,715
TPG RE Finance Trust, Inc.	23,761	144,704
Two Harbors Investment Corp.	37,856	471,686
		21,321,943
TOTAL FINANCIALS		2,478,210,945
HEALTH CARE - 12.6%
Biotechnology - 2.5%
2seventy bio, Inc. (a)(b)	18,936	97,331
4D Molecular Therapeutics, Inc. (a)	11,105	191,561
Aadi Bioscience, Inc. (a)	9,036	16,626
AbbVie, Inc.	682,543	112,210,069
ACADIA Pharmaceuticals, Inc. (a)	46,369	1,201,421
Acelyrin, Inc. (b)	11,593	88,339
Actinium Pharmaceuticals, Inc. (a)(b)	9,174	49,356
Adicet Bio, Inc. (a)	10,318	30,851
ADMA Biologics, Inc. (a)	79,016	410,093
Aerovate Therapeutics, Inc. (a)	5,506	106,321
Agenus, Inc.	131,005	87,407
Agios Pharmaceuticals, Inc. (a)	20,598	465,927
Akero Therapeutics, Inc. (a)	20,791	449,294
Aldeyra Therapeutics, Inc. (a)	16,426	51,413
Alector, Inc. (a)	24,620	146,735
Alkermes PLC (a)	64,622	1,748,025
Allakos, Inc. (a)	27,954	35,502
Allogene Therapeutics, Inc. (a)(b)	42,609	149,984
Allovir, Inc. (a)	26,561	19,124
Alnylam Pharmaceuticals, Inc. (a)	48,617	8,406,365
Altimmune, Inc. (a)(b)	19,668	185,666
ALX Oncology Holdings, Inc. (a)	11,588	166,983
Amgen, Inc.	206,910	65,023,537
Amicus Therapeutics, Inc. (a)	100,152	1,244,889
AnaptysBio, Inc. (a)	6,780	160,008
Anavex Life Sciences Corp. (a)(b)	30,627	182,843
Anika Therapeutics, Inc. (a)	5,088	119,670
Annexon, Inc. (a)	14,628	60,779
Apellis Pharmaceuticals, Inc. (a)	39,284	2,486,284
Apogee Therapeutics, Inc.	7,753	259,726
Arbutus Biopharma Corp. (a)(b)	46,823	110,971
Arcellx, Inc. (a)	12,423	768,238
Arcturus Therapeutics Holdings, Inc. (a)	9,051	298,411
Arcus Biosciences, Inc. (a)	20,117	304,571
Arcutis Biotherapeutics, Inc. (a)(b)	34,717	203,789
Ardelyx, Inc. (a)(b)	90,177	787,245
Arrowhead Pharmaceuticals, Inc. (a)	41,562	1,334,140
Ars Pharmaceuticals, Inc. (a)(b)	19,685	122,244
Atara Biotherapeutics, Inc. (a)	34,659	21,613
Avid Bioservices, Inc. (a)	22,809	154,417
Avidity Biosciences, Inc. (a)	24,506	299,708
Beam Therapeutics, Inc. (a)(b)	27,778	677,783
BioAtla, Inc. (a)(b)	16,766	32,107
BioCryst Pharmaceuticals, Inc. (a)	81,152	430,106
Biogen, Inc. (a)	56,135	13,846,259
Biohaven Ltd. (a)	25,234	1,122,408
BioMarin Pharmaceutical, Inc. (a)	73,072	6,436,182
Biomea Fusion, Inc. (a)(b)	8,814	159,357
BioXcel Therapeutics, Inc. (a)(b)	6,995	22,524
bluebird bio, Inc. (a)(b)	38,658	39,431
Blueprint Medicines Corp. (a)	23,429	1,863,308
BridgeBio Pharma, Inc. (a)	49,817	1,708,225
C4 Therapeutics, Inc. (a)(b)	17,423	107,674
CareDx, Inc. (a)	19,959	170,849
Caribou Biosciences, Inc. (a)	33,092	202,854
Carisma Therapeutics, Inc. rights (a)(c)	58,324	1
Cartesian Therapeutics, Inc. (b)	43,098	31,031
Cartesian Therapeutics, Inc. rights (a)(b)(c)	43,098	6,034
Catalyst Pharmaceutical Partners, Inc. (a)	37,644	542,074
Celldex Therapeutics, Inc. (a)	21,430	754,765
Cerevel Therapeutics Holdings (a)	34,091	1,428,413
Chimerix, Inc. (a)	42,389	39,693
Cogent Biosciences, Inc. (a)	27,613	122,326
Coherus BioSciences, Inc. (a)(b)	33,621	72,285
Crinetics Pharmaceuticals, Inc. (a)	22,535	822,077
CRISPR Therapeutics AG (a)(b)	30,680	1,931,306
Cullinan Oncology, Inc. (a)	12,529	189,689
Cytokinetics, Inc. (a)(b)	37,762	2,950,345
CytomX Therapeutics, Inc. (a)	18,198	27,843
Day One Biopharmaceuticals, Inc. (a)	20,727	311,941
Deciphera Pharmaceuticals, Inc. (a)	21,813	312,362
Denali Therapeutics, Inc. (a)	48,537	777,077
DermTech, Inc. (a)(b)	10,768	12,922
Design Therapeutics, Inc. (a)	10,115	23,973
Dynavax Technologies Corp. (a)(b)	50,564	653,287
Dyne Therapeutics, Inc. (a)	14,388	307,903
Eagle Pharmaceuticals, Inc. (a)	3,834	22,467
Editas Medicine, Inc. (a)	30,361	213,438
Emergent BioSolutions, Inc. (a)(b)	18,754	31,319
Enanta Pharmaceuticals, Inc. (a)	6,789	82,486
Erasca, Inc. (a)	30,880	51,570
Exact Sciences Corp. (a)	70,143	4,587,352
Exelixis, Inc. (a)	120,426	2,620,470
Fate Therapeutics, Inc. (a)	30,453	187,590
FibroGen, Inc. (a)	38,031	73,020
G1 Therapeutics, Inc. (a)(b)	19,501	77,029
Generation Bio Co. (a)	19,632	36,908
Geron Corp. (a)	191,318	352,025
Gilead Sciences, Inc.	481,896	37,713,181
Gossamer Bio, Inc. (a)	75,653	63,549
Gritstone Bio, Inc. (a)(b)	31,026	74,152
Halozyme Therapeutics, Inc. (a)	51,318	1,737,114
Heron Therapeutics, Inc. (a)(b)	61,362	147,882
HilleVax, Inc. (a)	11,073	156,904
Icosavax, Inc. (a)	13,228	202,521
Ideaya Biosciences, Inc. (a)	24,939	1,085,595
IGM Biosciences, Inc. (a)(b)	8,455	88,947
ImmunityBio, Inc. (a)(b)	59,899	201,261
ImmunoGen, Inc. (a)	93,836	2,751,272
Immunovant, Inc. (a)	22,239	809,722
Incyte Corp. (a)	72,311	4,249,717
Inhibrx, Inc. (a)	10,595	408,225
Inovio Pharmaceuticals, Inc. (a)(b)	7,648	41,223
Inozyme Pharma, Inc. (a)	18,153	99,842
Insmed, Inc. (a)	54,966	1,528,055
Intellia Therapeutics, Inc. (a)	33,831	805,854
Ionis Pharmaceuticals, Inc. (a)	55,497	2,851,991
Iovance Biotherapeutics, Inc. (a)	85,620	661,843
Ironwood Pharmaceuticals, Inc. Class A (a)	53,600	760,584
iTeos Therapeutics, Inc. (a)	9,502	94,545
Janux Therapeutics, Inc. (a)	6,777	58,011
Kalvista Pharmaceuticals, Inc. (a)	8,946	141,078
Karuna Therapeutics, Inc. (a)	13,845	4,339,300
Karyopharm Therapeutics, Inc. (a)(b)	39,592	29,714
Keros Therapeutics, Inc. (a)	9,021	499,403
Kezar Life Sciences, Inc. (a)	22,238	22,005
Kiniksa Pharmaceuticals Ltd. (a)	11,822	208,422
Kodiak Sciences, Inc. (a)	10,723	42,999
Krystal Biotech, Inc. (a)	9,437	1,049,866
Kura Oncology, Inc. (a)	29,045	584,966
Kymera Therapeutics, Inc. (a)	15,723	515,400
Lyell Immunopharma, Inc. (a)	62,064	113,577
Macrogenics, Inc. (a)	24,261	346,932
Madrigal Pharmaceuticals, Inc. (a)(b)	5,993	1,298,743
MannKind Corp. (a)	100,928	337,100
Mersana Therapeutics, Inc. (a)	39,705	125,468
MiMedx Group, Inc. (a)	43,060	333,284
Mirum Pharmaceuticals, Inc. (a)(b)	14,893	394,069
Moderna, Inc. (a)	128,333	12,968,050
Morphic Holding, Inc. (a)	16,582	525,484
Mural Oncology PLC	6,150	26,999
Myriad Genetics, Inc. (a)	34,840	745,228
Natera, Inc. (a)	43,455	2,865,423
Neurocrine Biosciences, Inc. (a)	37,871	5,293,230
Novavax, Inc. (a)(b)	48,395	193,580
Nurix Therapeutics, Inc. (a)	16,284	128,644
Nuvalent, Inc. Class A (a)	12,315	925,719
Ocugen, Inc. (a)	100,598	53,910
Omniab, Inc. (a)(c)	2,111	10,259
Omniab, Inc. (a)(c)	2,111	9,689
Organogenesis Holdings, Inc. Class A (a)	26,838	88,565
ORIC Pharmaceuticals, Inc. (a)(b)	15,997	175,807
PDL BioPharma, Inc. (a)(c)	20,940	3,404
PDS Biotechnology Corp. (a)(b)	12,641	67,629
PMV Pharmaceuticals, Inc. (a)	14,385	25,318
Poseida Therapeutics, Inc. (a)	27,985	96,268
Precigen, Inc. (a)	54,612	75,365
ProKidney Corp. (a)(b)	10,314	13,511
Protagonist Therapeutics, Inc. (a)	23,002	575,280
Prothena Corp. PLC (a)	15,337	435,417
PTC Therapeutics, Inc. (a)	29,308	764,646
Puma Biotechnology, Inc. (a)	16,692	78,452
RAPT Therapeutics, Inc. (a)	10,980	271,755
Recursion Pharmaceuticals, Inc. (a)(b)	61,659	580,211
Regeneron Pharmaceuticals, Inc. (a)	41,426	39,055,604
REGENXBIO, Inc. (a)	15,049	185,404
Relay Therapeutics, Inc. (a)	35,452	327,931
Repligen Corp. (a)	20,136	3,813,758
Replimune Group, Inc. (a)	19,268	149,520
Revolution Medicines, Inc. (a)	49,976	1,386,834
Rhythm Pharmaceuticals, Inc. (a)	19,549	862,306
Rigel Pharmaceuticals, Inc. (a)	69,000	80,730
Rocket Pharmaceuticals, Inc. (a)	26,809	770,223
Sage Therapeutics, Inc. (a)	19,706	505,262
Sana Biotechnology, Inc. (a)(b)	39,645	217,651
Sangamo Therapeutics, Inc. (a)	54,471	24,893
Sarepta Therapeutics, Inc. (a)	36,087	4,293,992
Scholar Rock Holding Corp. (a)	18,737	261,381
Seres Therapeutics, Inc. (a)(b)	35,940	40,612
SpringWorks Therapeutics, Inc. (a)	24,288	1,071,829
Stoke Therapeutics, Inc. (a)(b)	9,719	47,040
Sutro Biopharma, Inc. (a)	19,947	86,570
Syndax Pharmaceuticals, Inc. (a)	30,303	620,908
Tango Therapeutics, Inc. (a)(b)	18,251	214,449
TG Therapeutics, Inc. (a)(b)	55,062	894,207
Travere Therapeutics, Inc. (a)	25,308	226,000
Twist Bioscience Corp. (a)(b)	22,352	724,205
Ultragenyx Pharmaceutical, Inc. (a)	31,841	1,404,507
uniQure B.V. (a)	18,282	101,648
United Therapeutics Corp. (a)	18,083	3,883,867
Vanda Pharmaceuticals, Inc. (a)	20,025	72,090
Vaxart, Inc. (a)(b)	49,714	58,663
Vaxcyte, Inc. (a)	33,396	2,385,142
Vera Therapeutics, Inc. (a)	13,942	507,768
Veracyte, Inc. (a)(b)	28,919	723,553
Vericel Corp. (a)	18,957	814,772
Vertex Pharmaceuticals, Inc. (a)	99,642	43,182,850
Verve Therapeutics, Inc. (a)(b)	17,882	193,483
Viking Therapeutics, Inc. (a)(b)	38,792	936,439
Vir Biotechnology, Inc. (a)	32,099	301,731
Viridian Therapeutics, Inc. (a)(b)	19,374	372,950
Voyager Therapeutics, Inc. (a)	10,924	79,417
X4 Pharmaceuticals, Inc. (a)	53,571	41,860
Xencor, Inc. (a)	22,284	416,711
Y-mAbs Therapeutics, Inc. (a)	11,046	141,278
Zentalis Pharmaceuticals, Inc. (a)	21,018	249,063
		452,430,824
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	670,839	75,905,433
Align Technology, Inc. (a)	27,576	7,371,616
Alphatec Holdings, Inc. (a)	38,039	612,048
Angiodynamics, Inc. (a)	14,148	83,473
Artivion, Inc. (a)	14,518	242,741
Atricure, Inc. (a)	17,861	608,346
Atrion Corp.	496	168,640
Avanos Medical, Inc. (a)	17,646	338,627
AxoGen, Inc. (a)	16,789	162,350
Axonics, Inc. (a)	19,503	1,323,864
Baxter International, Inc.	195,615	7,568,344
Becton, Dickinson & Co.	112,195	26,793,288
Beyond Air, Inc. (a)(b)	8,539	14,346
Boston Scientific Corp. (a)	566,013	35,805,982
Butterfly Network, Inc. Class A (a)(b)	55,173	49,716
Cerus Corp. (a)	66,978	121,230
CONMED Corp.	11,684	1,116,990
Cutera, Inc. (a)(b)	6,336	16,727
CVRx, Inc. (a)	4,183	105,077
Dentsply Sirona, Inc.	82,616	2,870,906
DexCom, Inc. (a)	149,424	18,132,602
Edwards Lifesciences Corp. (a)	234,732	18,419,420
Embecta Corp.	21,375	366,368
Enovis Corp. (a)	19,663	1,154,218
Envista Holdings Corp. (a)	67,353	1,582,796
GE Healthcare Holding LLC	151,614	11,122,403
Glaukos Corp. (a)	18,802	1,673,942
Globus Medical, Inc. (a)	44,776	2,363,725
Haemonetics Corp. (a)	19,897	1,521,325
Hologic, Inc. (a)	94,886	7,063,314
ICU Medical, Inc. (a)(b)	7,982	730,592
IDEXX Laboratories, Inc. (a)	32,150	16,559,822
Inari Medical, Inc. (a)	19,758	1,125,218
Inogen, Inc. (a)	8,109	57,696
Inspire Medical Systems, Inc. (a)	11,418	2,407,714
Insulet Corp. (a)	26,924	5,138,984
Integer Holdings Corp. (a)	12,813	1,298,213
Integra LifeSciences Holdings Corp. (a)	25,950	1,041,893
Intuitive Surgical, Inc. (a)	136,129	51,486,710
iRhythm Technologies, Inc. (a)	11,836	1,417,716
Lantheus Holdings, Inc. (a)	26,477	1,374,951
LeMaitre Vascular, Inc.	7,420	430,657
LivaNova PLC (a)	20,985	1,021,550
Masimo Corp. (a)(b)	17,105	2,205,519
Medtronic PLC	514,429	45,033,115
Merit Medical Systems, Inc. (a)	22,358	1,750,631
Neogen Corp. (a)	75,322	1,167,491
Nevro Corp. (a)	13,939	230,830
Novocure Ltd. (a)	36,700	510,864
Omnicell, Inc. (a)	17,896	575,714
OraSure Technologies, Inc. (a)	29,028	213,936
Orthofix International NV (a)	13,803	191,724
OrthoPediatrics Corp. (a)	5,772	150,765
Outset Medical, Inc. (a)	18,364	55,827
Paragon 28, Inc. (a)	13,835	175,428
Penumbra, Inc. (a)	14,966	3,774,276
PROCEPT BioRobotics Corp. (a)(b)	17,094	791,452
Pulmonx Corp. (a)	14,425	191,564
QuidelOrtho Corp. (a)	18,913	1,295,730
ResMed, Inc.	56,910	10,824,282
RxSight, Inc. (a)	8,792	400,124
Semler Scientific, Inc. (a)	2,238	99,121
Senseonics Holdings, Inc. (a)(b)	185,524	104,302
Shockwave Medical, Inc. (a)	14,237	3,221,121
SI-BONE, Inc. (a)	13,516	273,158
Sight Sciences, Inc. (a)	11,210	47,530
Silk Road Medical, Inc. (a)	14,424	218,235
Staar Surgical Co. (a)(b)	19,155	536,532
STERIS PLC	38,115	8,345,279
Stryker Corp.	130,715	43,852,268
SurModics, Inc. (a)	5,448	191,824
Tactile Systems Technology, Inc. (a)	8,568	129,977
Tandem Diabetes Care, Inc. (a)	24,678	562,658
Teleflex, Inc.	18,133	4,403,236
The Cooper Companies, Inc.	19,173	7,152,104
TransMedics Group, Inc. (a)	12,654	1,085,334
Treace Medical Concepts, Inc. (a)	16,023	215,990
UFP Technologies, Inc. (a)	2,644	445,540
Varex Imaging Corp. (a)	14,946	288,009
Zimmer Biomet Holdings, Inc.	80,879	10,158,402
Zimvie, Inc. (a)	10,487	183,313
Zomedica Corp. (a)(b)	388,844	52,066
Zynex, Inc. (a)(b)	7,677	90,896
		459,967,740
Health Care Providers & Services - 2.6%
23andMe Holding Co. Class A (a)	111,527	81,537
Acadia Healthcare Co., Inc. (a)	35,630	2,926,648
Accolade, Inc. (a)	26,900	304,508
AdaptHealth Corp. (a)	31,410	226,780
Addus HomeCare Corp. (a)	6,596	571,214
Agiliti, Inc. (a)(b)	13,309	94,361
agilon health, Inc. (a)(b)	117,097	689,701
Alignment Healthcare, Inc. (a)	36,811	246,634
Amedisys, Inc. (a)	12,576	1,185,540
AMN Healthcare Services, Inc. (a)	14,683	1,086,689
Apollo Medical Holdings, Inc. (a)(b)	16,022	556,765
Brookdale Senior Living, Inc. (a)	71,414	390,635
Cardinal Health, Inc.	95,346	10,410,830
CareMax, Inc. Class A (a)	27,088	9,302
Castle Biosciences, Inc. (a)	10,380	239,570
Cencora, Inc.	64,421	14,989,478
Centene Corp. (a)	206,687	15,565,628
Chemed Corp.	5,834	3,458,337
Cigna Group	113,147	34,051,590
Clover Health Investments Corp. (a)(b)	123,021	117,879
Community Health Systems, Inc. (a)	46,715	171,444
Corvel Corp. (a)	3,458	813,806
Cross Country Healthcare, Inc. (a)	12,616	268,090
CVS Health Corp.	496,681	36,938,166
DaVita, Inc. (a)	20,698	2,238,696
DocGo, Inc. Class A (a)(b)	33,679	124,612
Elevance Health, Inc.	90,834	44,821,129
Encompass Health Corp.	38,516	2,736,177
Enhabit Home Health & Hospice (a)(b)	19,397	195,716
Fulgent Genetics, Inc. (a)	7,885	193,892
Guardant Health, Inc. (a)	45,982	1,008,385
HCA Holdings, Inc.	76,594	23,353,511
HealthEquity, Inc. (a)	33,081	2,500,262
Henry Schein, Inc. (a)	50,484	3,778,223
Hims & Hers Health, Inc. (a)	54,941	471,394
Humana, Inc.	47,625	18,005,108
Invitae Corp. (a)(b)	97,237	37,922
Laboratory Corp. of America Holdings	32,885	7,310,336
LifeStance Health Group, Inc. (a)	34,040	203,559
McKesson Corp.	51,446	25,717,341
Modivcare, Inc. (a)	4,669	185,686
Molina Healthcare, Inc. (a)	22,580	8,048,415
National Healthcare Corp. (b)	5,149	479,063
National Research Corp. Class A	5,371	211,617
NeoGenomics, Inc. (a)	49,691	737,911
Opko Health, Inc. (a)(b)	163,345	166,612
Option Care Health, Inc. (a)	68,618	2,143,626
Owens & Minor, Inc. (a)	28,964	570,880
Patterson Companies, Inc.	32,983	984,872
Pediatrix Medical Group, Inc. (a)	30,688	287,240
Pennant Group, Inc. (a)	11,831	177,583
PetIQ, Inc. Class A (a)	9,414	169,170
Premier, Inc.	47,122	1,018,778
Privia Health Group, Inc. (a)	40,285	812,146
Progyny, Inc. (a)	32,503	1,238,039
Quest Diagnostics, Inc.	43,352	5,567,697
R1 RCM, Inc. (a)	76,847	786,913
RadNet, Inc. (a)	23,345	863,065
Select Medical Holdings Corp.	40,904	1,063,095
Surgery Partners, Inc. (a)	28,558	876,445
Tenet Healthcare Corp. (a)	39,374	3,257,805
The Ensign Group, Inc.	21,721	2,459,252
The Joint Corp. (a)	6,125	59,780
U.S. Physical Therapy, Inc.	5,647	520,992
UnitedHealth Group, Inc.	357,570	182,982,872
Universal Health Services, Inc. Class B	23,703	3,764,273
		477,525,222
Health Care Technology - 0.1%
American Well Corp. (a)	103,720	108,906
Certara, Inc. (a)	42,328	684,020
Computer Programs & Systems, Inc. (a)	5,009	50,741
Definitive Healthcare Corp. (a)(b)	17,522	148,937
Doximity, Inc. (a)	45,935	1,237,948
Evolent Health, Inc. Class A (a)	45,210	1,329,626
GoodRx Holdings, Inc. (a)(b)	30,202	181,212
Health Catalyst, Inc. (a)	22,204	216,933
HealthStream, Inc.	8,893	236,732
MultiPlan Corp. Class A (a)	101,328	102,341
OptimizeRx Corp. (a)	6,246	88,194
Phreesia, Inc. (a)	20,580	524,378
Schrodinger, Inc. (a)(b)	20,590	544,606
Sharecare, Inc. Class A (a)	113,124	127,830
Simulations Plus, Inc.	5,910	223,989
Teladoc Health, Inc. (a)(b)	63,905	1,241,674
Veeva Systems, Inc. Class A (a)	56,581	11,735,465
Veradigm, Inc. (a)	42,599	388,929
		19,172,461
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	40,014	1,667,383
Adaptive Biotechnologies Corp. (a)	41,330	151,681
Agilent Technologies, Inc.	113,285	14,738,379
Akoya Biosciences, Inc. (a)	10,121	51,415
Avantor, Inc. (a)	261,961	6,022,483
Azenta, Inc. (a)	23,294	1,518,769
Bio-Rad Laboratories, Inc. Class A (a)	8,069	2,589,261
Bio-Techne Corp.	61,139	4,299,294
BioLife Solutions, Inc. (a)	12,792	217,464
BioNano Genomics, Inc. (a)(b)	12,016	14,179
Bruker Corp.	35,986	2,573,359
Charles River Laboratories International, Inc. (a)	19,831	4,289,049
Codexis, Inc. (a)	25,862	68,017
CryoPort, Inc. (a)	18,782	272,527
Cytek Biosciences, Inc. (a)	37,558	283,563
Danaher Corp.	254,269	61,001,676
Fortrea Holdings, Inc.	34,458	1,066,820
Illumina, Inc. (a)	61,493	8,794,114
IQVIA Holdings, Inc. (a)	70,865	14,756,219
Lifecore Biomedical (a)	9,843	64,275
Maravai LifeSciences Holdings, Inc. (a)	42,144	244,435
MaxCyte, Inc. (a)	40,316	205,208
Medpace Holdings, Inc. (a)	8,995	2,622,762
Mesa Laboratories, Inc.	1,907	174,719
Mettler-Toledo International, Inc. (a)	8,406	10,063,579
Nanostring Technologies, Inc. (a)(b)	17,727	7,296
OmniAb, Inc. (a)	34,949	202,704
Pacific Biosciences of California, Inc. (a)(b)	97,868	637,121
Quanterix Corp. (a)	12,844	283,724
Quantum-Si, Inc. (a)(b)	32,622	50,890
Revvity, Inc.	47,809	5,124,169
Seer, Inc. (a)	14,371	24,718
Sotera Health Co. (a)	37,166	547,084
Thermo Fisher Scientific, Inc.	149,363	80,503,670
Waters Corp. (a)	22,886	7,271,111
West Pharmaceutical Services, Inc.	28,627	10,678,730
		243,081,847
Pharmaceuticals - 3.5%
Aclaris Therapeutics, Inc. (a)	18,559	21,528
Amneal Intermediate, Inc. (a)	39,838	213,133
Amphastar Pharmaceuticals, Inc. (a)	14,427	769,825
Amylyx Pharmaceuticals, Inc. (a)	15,627	250,032
ANI Pharmaceuticals, Inc. (a)	6,010	335,478
Arvinas Holding Co. LLC (a)	21,653	898,600
Assertio Holdings, Inc. (a)	34,756	30,676
Atea Pharmaceuticals, Inc. (a)	26,579	110,569
Axsome Therapeutics, Inc. (a)(b)	14,912	1,342,527
Bristol-Myers Squibb Co.	786,918	38,456,683
Cara Therapeutics, Inc. (a)	16,619	9,400
Cassava Sciences, Inc. (a)(b)	15,403	368,902
Catalent, Inc. (a)	69,636	3,596,003
Collegium Pharmaceutical, Inc. (a)	12,893	424,953
Corcept Therapeutics, Inc. (a)	34,983	738,141
CymaBay Therapeutics, Inc. (a)	42,170	991,417
Edgewise Therapeutics, Inc. (a)	15,428	275,081
Elanco Animal Health, Inc. (a)	191,274	2,819,379
Eli Lilly & Co.	308,278	199,027,360
Esperion Therapeutics, Inc. (a)(b)	35,804	76,621
Evolus, Inc. (a)	16,632	211,060
Fulcrum Therapeutics, Inc. (a)	19,388	139,981
Harmony Biosciences Holdings, Inc. (a)	12,688	400,180
Harrow, Inc. (a)(b)	11,418	108,814
Innoviva, Inc. (a)(b)	21,177	343,067
Intra-Cellular Therapies, Inc. (a)	34,665	2,334,341
Jazz Pharmaceuticals PLC (a)	24,202	2,970,069
Johnson & Johnson	930,526	147,860,581
Ligand Pharmaceuticals, Inc. Class B (a)	6,181	451,831
Liquidia Corp. (a)	18,229	232,967
Marinus Pharmaceuticals, Inc. (a)(b)	21,444	208,865
Merck & Co., Inc.	979,542	118,309,083
Mind Medicine (MindMed), Inc. (a)(b)	11,886	45,880
Nektar Therapeutics (a)	68,041	36,899
NGM Biopharmaceuticals, Inc. (a)	12,159	18,603
Nuvation Bio, Inc. (a)	55,010	89,116
Ocular Therapeutix, Inc. (a)	29,558	143,652
Omeros Corp. (a)(b)	22,987	74,478
Organon & Co.	99,133	1,650,564
Pacira Biosciences, Inc. (a)	18,458	601,546
Perrigo Co. PLC	52,366	1,679,901
Pfizer, Inc.	2,183,206	59,121,218
Phathom Pharmaceuticals, Inc. (a)(b)	11,997	80,380
Phibro Animal Health Corp. Class A	8,347	90,231
Pliant Therapeutics, Inc. (a)	19,591	351,071
Prestige Brands Holdings, Inc. (a)	19,588	1,205,446
Revance Therapeutics, Inc. (a)(b)	33,169	166,840
Royalty Pharma PLC	147,521	4,188,121
Scilex Holding Co. (b)	17,231	26,846
SIGA Technologies, Inc. (b)	16,348	79,778
Supernus Pharmaceuticals, Inc. (a)	20,591	569,959
Tarsus Pharmaceuticals, Inc. (a)(b)	9,892	269,458
Theravance Biopharma, Inc. (a)(b)	13,684	129,724
Ventyx Biosciences, Inc. (a)	17,435	36,788
Viatris, Inc.	465,415	5,477,935
WAVE Life Sciences (a)	23,802	102,825
Xeris Biopharma Holdings, Inc. (a)(b)	52,212	128,442
Xeris Biopharma Holdings, Inc. rights (a)(c)	8,992	0
Zoetis, Inc. Class A	177,530	33,341,909
		634,034,757
TOTAL HEALTH CARE		2,286,212,851
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.5%
AAR Corp. (a)	13,132	798,688
AeroVironment, Inc. (a)	10,248	1,236,319
AerSale Corp. (a)(b)	10,498	97,631
Archer Aviation, Inc. Class A (a)(b)	72,644	350,871
Astronics Corp. (a)	11,393	192,656
Axon Enterprise, Inc. (a)	27,251	6,787,134
BWX Technologies, Inc.	35,389	2,883,496
Cadre Holdings, Inc.	6,798	231,064
Curtiss-Wright Corp.	14,737	3,280,014
Ducommun, Inc. (a)	5,080	250,698
General Dynamics Corp.	87,529	23,194,310
HEICO Corp.	15,370	2,760,298
HEICO Corp. Class A	29,568	4,182,985
Hexcel Corp.	32,745	2,173,941
Howmet Aerospace, Inc.	151,262	8,510,000
Huntington Ingalls Industries, Inc.	15,361	3,977,270
Kaman Corp.	10,643	479,467
Kratos Defense & Security Solutions, Inc. (a)	50,121	848,549
L3Harris Technologies, Inc.	73,302	15,277,603
Lockheed Martin Corp.	85,339	36,645,420
Mercury Systems, Inc. (a)	20,497	607,941
Moog, Inc. Class A	11,150	1,558,770
National Presto Industries, Inc.	1,926	152,481
Northrop Grumman Corp.	54,801	24,482,895
Park Aerospace Corp.	7,178	105,876
Rocket Lab U.S.A., Inc. Class A (a)(b)	98,718	478,782
RTX Corp.	555,862	50,650,145
Spirit AeroSystems Holdings, Inc. Class A (a)	44,285	1,216,066
Terran Orbital Corp. Class A (a)(b)	60,078	49,727
Textron, Inc.	75,838	6,424,237
The Boeing Co. (a)	219,893	46,406,219
TransDigm Group, Inc.	21,379	23,360,406
Triumph Group, Inc. (a)	29,907	484,493
V2X, Inc. (a)	4,447	172,944
Virgin Galactic Holdings, Inc. (a)(b)	148,336	264,038
Woodward, Inc.	23,277	3,206,872
		273,780,306
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	20,729	321,092
C.H. Robinson Worldwide, Inc.	44,982	3,782,536
Expeditors International of Washington, Inc.	56,184	7,097,725
FedEx Corp.	89,411	21,573,980
Forward Air Corp.	9,699	429,957
GXO Logistics, Inc. (a)	46,332	2,519,534
Hub Group, Inc. Class A (a)	24,356	1,102,840
United Parcel Service, Inc. Class B	279,511	39,662,611
		76,490,275
Building Products - 0.7%
A.O. Smith Corp.	47,555	3,690,744
AAON, Inc.	26,011	1,824,932
Advanced Drain Systems, Inc.	26,488	3,454,565
Allegion PLC	33,853	4,194,048
American Woodmark Corp. (a)	6,494	592,772
Apogee Enterprises, Inc.	8,348	440,858
Armstrong World Industries, Inc.	16,976	1,684,189
AZZ, Inc.	9,649	602,580
Builders FirstSource, Inc. (a)	47,739	8,293,696
Carlisle Companies, Inc.	18,827	5,916,573
Carrier Global Corp.	324,482	17,752,410
CSW Industrials, Inc.	6,051	1,280,210
Fortune Brands Innovations, Inc.	48,715	3,779,797
Gibraltar Industries, Inc. (a)	11,847	958,659
Griffon Corp.	16,060	935,656
Hayward Holdings, Inc. (a)	47,593	595,864
Insteel Industries, Inc.	7,535	260,937
Janus International Group, Inc. (a)	34,436	487,269
Jeld-Wen Holding, Inc. (a)	33,360	620,496
Johnson Controls International PLC	263,145	13,865,110
Lennox International, Inc.	12,372	5,297,196
Masco Corp.	86,900	5,847,501
Masonite International Corp. (a)	8,586	790,341
MasterBrand, Inc. (a)	48,147	677,428
Owens Corning	34,396	5,212,026
PGT Innovations, Inc. (a)	22,001	906,881
Quanex Building Products Corp.	12,229	381,789
Resideo Technologies, Inc. (a)	55,789	935,582
Simpson Manufacturing Co. Ltd.	16,599	3,004,253
Tecnoglass, Inc.	7,900	363,479
The AZEK Co., Inc. (a)	57,885	2,232,046
Trane Technologies PLC	88,268	22,247,949
Trex Co., Inc. (a)	41,878	3,412,219
UFP Industries, Inc.	24,181	2,743,334
Zurn Elkay Water Solutions Cor	55,257	1,638,370
		126,921,759
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	25,781	1,051,607
ACCO Brands Corp.	34,534	209,967
ACV Auctions, Inc. Class A (a)	53,278	691,016
Aris Water Solution, Inc. Class A	10,105	87,914
Brady Corp. Class A	17,368	1,046,075
BrightView Holdings, Inc. (a)	13,957	124,636
Casella Waste Systems, Inc. Class A (a)	22,143	1,889,684
CECO Environmental Corp. (a)	11,118	214,911
Cimpress PLC (a)	6,997	526,314
Cintas Corp.	33,465	20,231,935
Clean Harbors, Inc. (a)	19,510	3,276,900
Copart, Inc.	337,993	16,237,184
CoreCivic, Inc. (a)	43,175	613,949
Deluxe Corp.	16,291	308,063
Driven Brands Holdings, Inc. (a)	23,400	306,774
Ennis, Inc.	9,753	198,669
Enviri Corp. (a)	29,648	255,269
Healthcare Services Group, Inc. (a)	27,808	262,508
HNI Corp.	18,206	741,348
Interface, Inc.	22,512	279,374
Liquidity Services, Inc. (a)	8,300	144,835
Matthews International Corp. Class A	11,486	377,889
Millerknoll, Inc.	28,813	766,138
Montrose Environmental Group, Inc. (a)	10,856	317,104
MSA Safety, Inc.	14,244	2,350,687
OpenLane, Inc. (a)	40,729	573,464
Pitney Bowes, Inc.	58,188	239,153
Republic Services, Inc.	78,829	13,489,218
Rollins, Inc.	108,615	4,704,116
SP Plus Corp. (a)	7,458	385,802
Steelcase, Inc. Class A	35,345	448,175
Stericycle, Inc. (a)	35,923	1,724,304
Tetra Tech, Inc.	20,583	3,255,819
The Brink's Co.	17,345	1,402,170
The GEO Group, Inc. (a)	47,562	528,889
UniFirst Corp.	5,943	1,006,863
Veralto Corp.	84,589	6,487,130
Vestis Corp.	50,836	1,087,890
Viad Corp. (a)	7,750	256,215
VSE Corp.	5,379	334,090
Waste Management, Inc.	141,531	26,272,400
		114,706,448
Construction & Engineering - 0.3%
AECOM	53,685	4,734,480
Ameresco, Inc. Class A (a)(b)	12,111	247,428
API Group Corp. (a)	78,963	2,488,914
Arcosa, Inc.	18,853	1,475,813
Argan, Inc.	4,741	210,169
Comfort Systems U.S.A., Inc.	13,825	3,006,523
Construction Partners, Inc. Class A (a)	16,962	771,771
Dycom Industries, Inc. (a)	11,367	1,269,694
EMCOR Group, Inc.	18,166	4,143,846
Fluor Corp. (a)	65,657	2,475,925
Granite Construction, Inc.	17,059	769,531
Great Lakes Dredge & Dock Corp. (a)	25,889	197,792
MasTec, Inc. (a)	23,385	1,535,693
MDU Resources Group, Inc.	78,849	1,538,344
MYR Group, Inc. (a)	6,556	943,081
Northwest Pipe Co. (a)	3,710	112,673
Primoris Services Corp.	21,140	693,392
Quanta Services, Inc.	56,203	10,906,192
Sterling Construction Co., Inc. (a)	11,916	894,892
Tutor Perini Corp. (a)	15,454	138,468
Valmont Industries, Inc.	8,108	1,830,057
Willscot Mobile Mini Holdings (a)	74,195	3,509,424
		43,894,102
Electrical Equipment - 0.7%
Acuity Brands, Inc.	11,956	2,847,441
Allient, Inc.	5,559	154,874
AMETEK, Inc.	89,195	14,454,050
Array Technologies, Inc. (a)(b)	55,356	732,913
Atkore, Inc.	14,617	2,229,531
Babcock & Wilcox Enterprises, Inc. (a)	20,136	26,580
Beam Global (a)(b)	4,649	31,753
Blink Charging Co. (a)(b)	25,346	60,830
Bloom Energy Corp. Class A (a)(b)	81,964	927,832
ChargePoint Holdings, Inc. Class A (a)(b)	111,935	212,677
Eaton Corp. PLC	154,328	37,977,034
Emerson Electric Co.	220,439	20,220,869
Encore Wire Corp.	6,137	1,383,894
Energy Vault Holdings, Inc. Class A (a)(b)	28,925	43,966
EnerSys	15,471	1,478,563
Enovix Corp. (a)(b)	55,333	515,150
Eos Energy Enterprises, Inc. (a)(b)	58,788	65,255
Fluence Energy, Inc. (a)(b)	22,800	453,036
FTC Solar, Inc. (a)(b)	31,975	16,035
FuelCell Energy, Inc. (a)(b)	181,191	217,429
Generac Holdings, Inc. (a)	23,710	2,695,116
GrafTech International Ltd.	73,021	97,118
Hubbell, Inc. Class B	20,751	6,963,413
LSI Industries, Inc.	10,127	138,335
NuScale Power Corp. (a)(b)	17,414	50,326
nVent Electric PLC	64,059	3,846,102
Plug Power, Inc. (a)(b)	211,793	942,479
Powell Industries, Inc.	3,425	405,965
Regal Rexnord Corp.	25,612	3,418,178
Rockwell Automation, Inc.	44,352	11,233,475
Sensata Technologies, Inc. PLC	59,066	2,136,417
SES AI Corp. Class A (a)(b)	53,321	69,851
Shoals Technologies Group, Inc. (a)	66,576	876,806
Stem, Inc. (a)(b)	55,002	162,806
SunPower Corp. (a)(b)	31,701	96,054
Sunrun, Inc. (a)(b)	84,143	1,218,391
Thermon Group Holdings, Inc. (a)	12,485	409,258
TPI Composites, Inc. (a)(b)	16,000	43,200
Vertiv Holdings Co.	135,706	7,644,319
Vicor Corp. (a)	8,406	316,654
		126,813,975
Ground Transportation - 1.1%
ArcBest Corp.	9,100	1,084,083
Avis Budget Group, Inc.	7,199	1,178,548
Covenant Transport Group, Inc. Class A	2,859	138,204
CSX Corp.	763,711	27,264,483
Daseke, Inc. (a)	15,498	126,154
FTAI Infrastructure LLC	35,993	153,330
Heartland Express, Inc.	17,501	226,638
Hertz Global Holdings, Inc. (a)(b)	50,565	422,218
J.B. Hunt Transport Services, Inc.	31,432	6,317,203
Knight-Swift Transportation Holdings, Inc. Class A	62,361	3,578,274
Landstar System, Inc.	14,082	2,699,801
Lyft, Inc. (a)	133,769	1,670,775
Marten Transport Ltd.	21,348	394,938
Norfolk Southern Corp.	87,473	20,577,149
Old Dominion Freight Lines, Inc.	34,637	13,543,760
RXO, Inc. (a)	45,915	955,032
Ryder System, Inc.	17,009	1,931,712
Saia, Inc. (a)	10,293	4,637,820
Schneider National, Inc. Class B	14,016	343,672
TuSimple Holdings, Inc. (a)(b)	47,062	10,843
U-Haul Holding Co. (a)(b)	3,986	264,112
U-Haul Holding Co. (non-vtg.)	37,960	2,424,505
Uber Technologies, Inc. (a)	795,583	51,927,702
Union Pacific Corp.	235,574	57,463,566
Universal Logistics Holdings, Inc.	2,569	78,406
Werner Enterprises, Inc.	24,984	988,117
XPO, Inc. (a)	44,703	3,819,424
		204,220,469
Industrial Conglomerates - 0.7%
3M Co.	213,612	20,154,292
General Electric Co.	420,684	55,706,975
Honeywell International, Inc.	254,750	51,525,735
		127,387,002
Machinery - 1.9%
3D Systems Corp. (a)	49,626	237,709
AGCO Corp.	24,190	2,959,163
Alamo Group, Inc.	4,052	860,159
Albany International Corp. Class A	12,000	1,066,920
Allison Transmission Holdings, Inc.	34,583	2,093,655
Astec Industries, Inc.	8,540	304,024
Barnes Group, Inc.	19,099	632,368
Blue Bird Corp. (a)	6,492	189,112
Caterpillar, Inc.	197,198	59,220,531
Chart Industries, Inc. (a)	16,216	1,892,732
Columbus McKinnon Corp. (NY Shares)	10,679	417,229
Crane Co.	18,855	2,340,094
Cummins, Inc.	54,826	13,119,862
Deere & Co.	103,540	40,751,273
Desktop Metal, Inc. (a)(b)	87,128	56,520
Donaldson Co., Inc.	46,424	2,998,526
Douglas Dynamics, Inc.	8,555	215,158
Dover Corp.	54,123	8,106,543
Energy Recovery, Inc. (a)	21,176	328,440
Enerpac Tool Group Corp. Class A	21,228	662,950
EnPro Industries, Inc.	7,974	1,191,156
ESAB Corp.	21,861	1,879,827
ESCO Technologies, Inc.	10,212	1,040,296
Federal Signal Corp.	23,430	1,803,641
Flowserve Corp.	50,922	2,033,315
Fortive Corp.	135,849	10,620,675
Franklin Electric Co., Inc.	15,133	1,426,437
Gates Industrial Corp. PLC (a)	58,133	748,753
Gorman-Rupp Co.	9,021	301,211
Graco, Inc.	65,293	5,569,493
Helios Technologies, Inc.	13,060	538,856
Hillenbrand, Inc.	27,481	1,279,790
Hillman Solutions Corp. Class A (a)	73,037	641,995
Hyliion Holdings Corp. Class A (a)	47,409	49,779
Hyster-Yale Materials Handling, Inc. Class A	4,397	288,971
IDEX Corp.	29,310	6,199,065
Illinois Tool Works, Inc.	105,677	27,571,129
Ingersoll Rand, Inc.	156,416	12,491,382
ITT, Inc.	31,708	3,829,692
John Bean Technologies Corp.	12,368	1,221,464
Kadant, Inc.	4,605	1,317,030
Kennametal, Inc.	32,434	795,282
Lincoln Electric Holdings, Inc.	22,058	4,901,729
Lindsay Corp.	4,184	544,380
Luxfer Holdings PLC sponsored	9,839	80,975
Manitowoc Co., Inc. (a)	13,155	211,796
Microvast Holdings, Inc. (a)(b)	88,570	83,079
Middleby Corp. (a)	20,722	2,923,253
Mueller Industries, Inc.	43,719	2,098,512
Mueller Water Products, Inc. Class A	61,848	847,936
Nikola Corp. (a)(b)	364,629	272,487
Nordson Corp.	20,988	5,283,099
Omega Flex, Inc.	1,181	82,387
Oshkosh Corp.	25,586	2,817,019
Otis Worldwide Corp.	157,876	13,962,553
PACCAR, Inc.	202,111	20,289,923
Parker Hannifin Corp.	49,634	23,054,993
Pentair PLC	63,819	4,669,636
Proto Labs, Inc. (a)	9,824	354,548
RBC Bearings, Inc. (a)	11,263	3,024,566
REV Group, Inc.	11,210	218,819
Shyft Group, Inc. (The)	11,734	127,079
Snap-On, Inc.	20,441	5,926,459
SPX Technologies, Inc. (a)	17,642	1,775,491
Standex International Corp.	4,717	696,512
Stanley Black & Decker, Inc.	59,156	5,519,255
Tennant Co.	7,347	694,438
Terex Corp.	25,985	1,596,259
The Greenbrier Companies, Inc.	11,767	534,928
Timken Co.	25,276	2,070,357
Titan International, Inc. (a)	19,313	285,060
Toro Co.	40,243	3,721,673
Trinity Industries, Inc.	31,138	782,809
Velo3D, Inc. (a)(b)	33,941	10,641
Wabash National Corp.	17,569	444,496
Watts Water Technologies, Inc. Class A	10,615	2,101,876
Westinghouse Air Brake Tech Co.	69,194	9,103,855
Xylem, Inc.	93,213	10,480,870
		352,885,955
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	2,490	137,274
Genco Shipping & Trading Ltd.	15,944	279,658
Kirby Corp. (a)	23,034	1,811,854
Matson, Inc.	13,632	1,527,193
		3,755,979
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (a)	49,843	1,785,875
Allegiant Travel Co.	5,655	443,352
American Airlines Group, Inc. (a)	253,386	3,605,683
Blade Air Mobility, Inc. (a)	19,249	57,362
Delta Air Lines, Inc.	248,999	9,745,821
Frontier Group Holdings, Inc. (a)(b)	14,255	69,422
Hawaiian Holdings, Inc. (a)	20,880	297,540
JetBlue Airways Corp. (a)	130,624	693,613
Joby Aviation, Inc. (a)(b)	143,868	785,519
SkyWest, Inc. (a)	15,864	844,917
Southwest Airlines Co.	230,813	6,899,001
Spirit Airlines, Inc. (b)	41,392	260,356
Sun Country Airlines Holdings, Inc. (a)	14,883	202,558
United Airlines Holdings, Inc. (a)	126,567	5,237,342
		30,928,361
Professional Services - 1.0%
Alight, Inc. Class A (a)	142,662	1,272,545
ASGN, Inc. (a)	18,282	1,696,935
Automatic Data Processing, Inc.	158,935	39,063,044
Barrett Business Services, Inc.	2,537	284,829
Booz Allen Hamilton Holding Corp. Class A	50,424	7,098,186
Broadridge Financial Solutions, Inc.	45,426	9,275,989
CACI International, Inc. Class A (a)	8,651	2,973,608
CBIZ, Inc. (a)	19,275	1,227,047
Clarivate PLC (a)(b)	168,500	1,506,390
Concentrix Corp.	18,350	1,630,765
Conduent, Inc. (a)	62,556	225,202
CRA International, Inc.	2,636	282,685
CSG Systems International, Inc.	11,436	575,345
Dayforce, Inc. (a)	60,098	4,178,013
Dun & Bradstreet Holdings, Inc.	90,795	1,052,314
Equifax, Inc.	47,679	11,649,887
ExlService Holdings, Inc. (a)	63,308	1,980,274
Exponent, Inc.	19,721	1,739,195
First Advantage Corp.	19,236	314,893
FiscalNote Holdings, Inc. Class A (a)(b)	25,446	31,553
Forrester Research, Inc. (a)	4,182	106,557
Franklin Covey Co. (a)	4,285	173,285
FTI Consulting, Inc. (a)	13,750	2,634,638
Genpact Ltd.	64,434	2,313,181
Heidrick & Struggles International, Inc.	7,374	220,999
HireRight Holdings Corp. (a)	4,332	53,717
Huron Consulting Group, Inc. (a)	7,185	743,863
ICF International, Inc.	6,656	925,450
Insperity, Inc.	13,700	1,571,253
Jacobs Solutions, Inc.	48,734	6,567,881
KBR, Inc.	52,159	2,718,005
Kelly Services, Inc. Class A (non-vtg.)	11,754	241,545
Kforce, Inc.	7,149	488,634
Korn Ferry	20,081	1,178,152
LegalZoom.com, Inc. (a)	46,361	477,982
Leidos Holdings, Inc.	53,125	5,868,719
Manpower, Inc.	19,059	1,413,034
Maximus, Inc.	23,558	1,911,025
NV5 Global, Inc. (a)	4,763	499,591
Parsons Corp. (a)	15,793	1,028,914
Paychex, Inc.	124,315	15,132,865
Paycom Software, Inc.	18,926	3,600,482
Paycor HCM, Inc. (a)(b)	25,237	490,355
Paylocity Holding Corp. (a)	16,737	2,651,308
Planet Labs PBC Class A (a)(b)	69,987	158,171
RCM Technologies, Inc. (a)	2,060	56,753
Resources Connection, Inc.	12,066	162,408
Robert Half, Inc.	40,824	3,247,141
Science Applications International Corp.	20,408	2,605,285
SS&C Technologies Holdings, Inc.	83,566	5,099,197
Sterling Check Corp. (a)(b)	11,080	151,131
TaskUs, Inc. (a)	8,974	111,637
TransUnion	74,985	5,188,212
TriNet Group, Inc. (a)	12,072	1,372,586
TrueBlue, Inc. (a)	11,326	156,072
Ttec Holdings, Inc.	7,093	144,555
Upwork, Inc. (a)	48,639	666,841
Verisk Analytics, Inc.	56,011	13,528,337
Verra Mobility Corp. (a)	64,223	1,535,572
		175,254,032
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	40,289	1,684,483
Alta Equipment Group, Inc.	9,113	97,509
Applied Industrial Technologies, Inc.	15,020	2,650,429
Beacon Roofing Supply, Inc. (a)	22,423	1,858,642
BlueLinx Corp. (a)	3,269	377,046
Boise Cascade Co.	15,345	2,078,634
Core & Main, Inc. (a)	52,928	2,186,456
Custom Truck One Source, Inc. Class A (a)	22,849	149,432
DNOW, Inc. (a)	39,856	402,147
DXP Enterprises, Inc. (a)	5,059	163,001
Fastenal Co.	220,857	15,069,073
Ferguson PLC	78,838	14,810,507
GATX Corp.	13,831	1,696,372
Global Industrial Co.	4,757	202,315
GMS, Inc. (a)	15,644	1,316,599
H&E Equipment Services, Inc.	12,798	688,404
Herc Holdings, Inc.	10,989	1,620,768
Hudson Technologies, Inc. (a)	14,678	186,117
McGrath RentCorp.	9,681	1,216,418
MRC Global, Inc. (a)	31,630	337,176
MSC Industrial Direct Co., Inc. Class A	17,861	1,762,523
Rush Enterprises, Inc. Class A	23,588	1,059,337
SiteOne Landscape Supply, Inc. (a)	17,496	2,704,007
Textainer Group Holdings Ltd.	15,980	793,407
Titan Machinery, Inc. (a)	7,488	200,154
Transcat, Inc. (a)	3,509	386,130
United Rentals, Inc.	26,214	16,394,236
W.W. Grainger, Inc.	17,065	15,284,097
Watsco, Inc.	13,121	5,130,049
WESCO International, Inc.	16,956	2,942,205
Xometry, Inc. (a)(b)	15,448	497,117
		95,944,790
TOTAL INDUSTRIALS		1,752,983,453
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	26,056	163,241
Arista Networks, Inc. (a)	97,418	25,200,088
Aviat Networks, Inc. (a)	4,360	130,059
Calix, Inc. (a)	22,509	746,849
Cambium Networks Corp. (a)	3,883	16,503
Ciena Corp. (a)	56,867	3,013,951
Cisco Systems, Inc.	1,565,820	78,572,848
Clearfield, Inc. (a)(b)	4,665	117,511
CommScope Holding Co., Inc. (a)	79,264	183,892
Comtech Telecommunications Corp.	10,348	65,503
Digi International, Inc. (a)	13,722	333,582
DZS, Inc. (a)	7,816	12,193
Extreme Networks, Inc. (a)	50,301	679,567
F5, Inc. (a)	23,054	4,235,020
Harmonic, Inc. (a)	43,976	514,519
Infinera Corp. (a)(b)	74,830	369,660
Juniper Networks, Inc.	123,338	4,558,572
Lumentum Holdings, Inc. (a)	25,693	1,411,573
Motorola Solutions, Inc.	64,141	20,493,050
NETGEAR, Inc. (a)	11,931	169,420
NetScout Systems, Inc. (a)	27,103	582,986
Ribbon Communications, Inc. (a)	33,987	103,320
ViaSat, Inc. (a)(b)	29,094	646,760
Viavi Solutions, Inc. (a)	89,222	877,052
		143,197,719
Electronic Equipment, Instruments & Components - 0.7%
908 Devices, Inc. (a)(b)	8,793	62,254
Advanced Energy Industries, Inc.	14,604	1,521,445
Aeva Technologies, Inc. (a)	33,251	28,330
Akoustis Technologies, Inc. (a)(b)	23,529	13,494
Amphenol Corp. Class A	230,954	23,349,449
Arlo Technologies, Inc. (a)	35,625	316,350
Arrow Electronics, Inc. (a)	21,012	2,335,484
Avnet, Inc.	35,233	1,596,055
Badger Meter, Inc.	11,404	1,642,062
Bel Fuse, Inc. Class B (non-vtg.)	3,940	263,428
Belden, Inc.	16,367	1,214,104
Benchmark Electronics, Inc.	13,133	356,167
CDW Corp.	51,745	11,731,626
Cognex Corp.	66,067	2,387,661
Coherent Corp. (a)	50,893	2,419,453
Corning, Inc.	297,012	9,649,920
Crane Nxt Co.	18,860	1,099,161
CTS Corp.	11,736	481,880
ePlus, Inc. (a)	10,573	798,684
Evolv Technologies Holdings, Inc. (a)	29,046	126,931
Fabrinet (a)	14,071	3,004,299
FARO Technologies, Inc. (a)(b)	7,527	170,411
Insight Enterprises, Inc. (a)	10,640	1,965,634
IPG Photonics Corp. (a)	11,282	1,104,395
Itron, Inc. (a)	17,843	1,287,194
Jabil, Inc.	49,481	6,199,474
Keysight Technologies, Inc. (a)	68,687	10,526,970
Kimball Electronics, Inc. (a)	10,012	238,085
Knowles Corp. (a)	34,716	566,218
Lightwave Logic, Inc. (a)(b)	45,403	195,687
Littelfuse, Inc.	9,637	2,331,190
Luna Innovations, Inc. (a)(b)	12,640	90,629
Methode Electronics, Inc. Class A	13,557	281,443
MicroVision, Inc. (a)(b)	74,229	176,665
Mirion Technologies, Inc. Class A (a)	68,241	644,877
Napco Security Technologies, Inc.	10,959	380,825
nLIGHT, Inc. (a)	17,242	223,801
Novanta, Inc. (a)	13,877	2,144,690
OSI Systems, Inc. (a)	6,245	799,547
Ouster, Inc. (a)(b)	12,144	63,392
Par Technology Corp. (a)(b)	11,031	502,352
PC Connection, Inc.	4,205	271,265
Plexus Corp. (a)	10,782	1,021,271
Richardson Electronics Ltd.	4,744	46,681
Rogers Corp. (a)	6,639	765,278
Sanmina Corp. (a)	22,479	1,344,694
ScanSource, Inc. (a)	9,553	375,051
Smartrent, Inc. (a)(b)	67,472	199,042
TD SYNNEX Corp.	19,845	1,984,103
TE Connectivity Ltd.	120,129	17,081,143
Teledyne Technologies, Inc. (a)	18,269	7,645,028
Trimble, Inc. (a)	95,980	4,881,543
TTM Technologies, Inc. (a)	39,112	544,048
Vishay Intertechnology, Inc.	50,352	1,094,149
Vishay Precision Group, Inc. (a)	5,020	160,038
Vontier Corp.	60,103	2,078,963
Vuzix Corp. (a)(b)	20,734	34,626
Zebra Technologies Corp. Class A (a)	19,806	4,744,527
		138,563,166
IT Services - 1.5%
Accenture PLC Class A	242,619	88,284,202
Akamai Technologies, Inc. (a)	58,315	7,186,157
Amdocs Ltd.	46,003	4,217,555
BigCommerce Holdings, Inc. (a)	24,505	200,451
Cloudflare, Inc. (a)	114,540	9,054,387
Cognizant Technology Solutions Corp. Class A	194,054	14,965,444
Couchbase, Inc. (a)	11,017	275,425
Digitalocean Holdings, Inc. (a)(b)	19,784	667,116
DXC Technology Co. (a)	75,085	1,636,853
Edgio, Inc. (a)	41,575	10,818
EPAM Systems, Inc. (a)	22,277	6,195,456
Fastly, Inc. Class A (a)	46,739	940,389
Gartner, Inc. (a)	30,151	13,792,273
GoDaddy, Inc. (a)	54,357	5,797,718
Grid Dynamics Holdings, Inc. (a)	20,485	267,329
Hackett Group, Inc.	9,559	221,004
IBM Corp.	352,996	64,831,245
Kyndryl Holdings, Inc. (a)	88,229	1,810,459
MongoDB, Inc. Class A (a)	27,612	11,059,158
Okta, Inc. (a)	60,733	5,019,582
Perficient, Inc. (a)	13,729	935,357
Rackspace Technology, Inc. (a)(b)	24,200	40,656
Snowflake, Inc. (a)	127,522	24,948,404
Squarespace, Inc. Class A (a)	20,157	624,867
Thoughtworks Holding, Inc. (a)	34,285	160,454
Tucows, Inc. (a)(b)	3,620	83,694
Twilio, Inc. Class A (a)	69,939	4,918,810
Unisys Corp. (a)	25,514	171,964
VeriSign, Inc. (a)	34,387	6,838,887
		275,156,114
Semiconductors & Semiconductor Equipment - 7.9%
ACM Research, Inc. (a)	18,147	312,491
Advanced Micro Devices, Inc. (a)	624,606	104,740,180
AEHR Test Systems (a)(b)	9,977	148,158
Allegro MicroSystems LLC (a)	27,233	706,424
Alpha & Omega Semiconductor Ltd. (a)	8,269	212,183
Ambarella, Inc. (a)	14,696	772,422
Amkor Technology, Inc.	40,184	1,272,225
Analog Devices, Inc.	192,566	37,041,996
Applied Materials, Inc.	323,390	53,132,977
Axcelis Technologies, Inc. (a)	12,715	1,653,586
Broadcom, Inc.	169,686	200,229,480
CEVA, Inc. (a)	8,634	165,773
Cirrus Logic, Inc. (a)	21,027	1,623,284
Cohu, Inc. (a)	17,939	571,537
Credo Technology Group Holding Ltd. (a)	48,901	1,002,960
Diodes, Inc. (a)	17,799	1,198,229
Enphase Energy, Inc. (a)	52,845	5,502,750
Entegris, Inc.	57,950	6,820,715
First Solar, Inc. (a)	41,355	6,050,237
FormFactor, Inc. (a)	29,822	1,156,199
Ichor Holdings Ltd. (a)	11,080	401,096
Impinj, Inc. (a)	8,794	852,842
indie Semiconductor, Inc. (a)(b)	53,418	324,247
Intel Corp.	1,629,948	70,218,160
KLA Corp.	52,545	31,213,832
Kulicke & Soffa Industries, Inc.	22,293	1,121,784
Lam Research Corp.	50,939	42,033,335
Lattice Semiconductor Corp. (a)	53,149	3,234,648
MACOM Technology Solutions Holdings, Inc. (a)	20,795	1,793,153
Marvell Technology, Inc.	333,603	22,584,923
MaxLinear, Inc. Class A (a)	29,208	608,111
Meta Materials, Inc. (a)(b)	1,687	6,444
Microchip Technology, Inc.	209,219	17,821,274
Micron Technology, Inc.	424,478	36,398,989
MKS Instruments, Inc.	24,277	2,584,287
Monolithic Power Systems, Inc.	18,534	11,170,812
Navitas Semiconductor Corp. (a)	49,507	283,675
NVE Corp.	1,867	149,341
NVIDIA Corp.	954,875	587,505,941
NXP Semiconductors NV	99,619	20,976,773
ON Semiconductor Corp. (a)	166,601	11,850,329
Onto Innovation, Inc. (a)	18,914	3,054,611
PDF Solutions, Inc. (a)	11,646	363,355
Photronics, Inc. (a)	24,220	707,708
Power Integrations, Inc.	22,239	1,667,035
Qorvo, Inc. (a)	37,576	3,747,830
Qualcomm, Inc.	430,183	63,886,477
Rambus, Inc. (a)	41,502	2,844,132
Semtech Corp. (a)	25,000	496,000
Silicon Laboratories, Inc. (a)	12,296	1,516,835
SiTime Corp. (a)	6,740	718,282
SkyWater Technology, Inc. (a)(b)	7,265	62,770
Skyworks Solutions, Inc.	61,606	6,435,363
SMART Global Holdings, Inc. (a)	20,920	411,078
SolarEdge Technologies, Inc. (a)	21,799	1,449,634
Synaptics, Inc. (a)	15,215	1,625,114
Teradyne, Inc.	59,237	5,721,702
Texas Instruments, Inc.	351,044	56,209,165
Ultra Clean Holdings, Inc. (a)	16,810	642,142
Universal Display Corp.	16,887	2,866,906
Veeco Instruments, Inc. (a)(b)	21,941	699,479
Wolfspeed, Inc. (a)(b)	48,460	1,577,373
		1,444,150,793
Software - 11.1%
8x8, Inc. (a)	47,261	158,797
A10 Networks, Inc.	26,228	350,668
ACI Worldwide, Inc. (a)	42,325	1,272,713
Adeia, Inc.	40,374	490,140
Adobe, Inc. (a)	176,020	108,741,636
Agilysys, Inc. (a)	7,907	661,895
Alarm.com Holdings, Inc. (a)	19,372	1,178,205
Alkami Technology, Inc. (a)	14,911	367,109
Altair Engineering, Inc. Class A (a)(b)	21,147	1,797,918
Alteryx, Inc. Class A (a)	24,966	1,184,886
American Software, Inc. Class A	12,646	143,279
Amplitude, Inc. (a)	26,631	345,138
ANSYS, Inc. (a)	33,584	11,009,843
AppFolio, Inc. (a)	7,933	1,739,390
Appian Corp. Class A (a)	15,607	509,256
AppLovin Corp. (a)	49,849	2,050,289
Asana, Inc. (a)(b)	31,446	547,789
Aspen Technology, Inc. (a)	10,862	2,085,395
Atlassian Corp. PLC (a)	59,959	14,975,959
Aurora Innovation, Inc. (a)(b)	304,704	911,065
Autodesk, Inc. (a)	82,694	20,988,564
AvePoint, Inc. (a)	35,487	273,250
Bentley Systems, Inc. Class B	88,924	4,481,770
Bill Holdings, Inc. (a)	37,481	2,925,392
Blackbaud, Inc. (a)	16,684	1,350,069
BlackLine, Inc. (a)	19,912	1,168,436
Blend Labs, Inc. (a)(b)	61,263	167,248
Box, Inc. Class A (a)	56,060	1,456,439
Braze, Inc. (a)	19,432	1,050,300
C3.ai, Inc. (a)(b)	36,750	910,665
Cadence Design Systems, Inc. (a)	105,204	30,347,146
CCC Intelligent Solutions Holdings, Inc. Class A (a)	95,760	1,052,402
Cerence, Inc. (a)	15,037	301,041
Cleanspark, Inc. (a)(b)	57,637	463,978
Clear Secure, Inc.	33,151	630,864
Clearwater Analytics Holdings, Inc. (a)	49,374	930,700
CommVault Systems, Inc. (a)	17,086	1,566,444
Confluent, Inc. (a)	84,688	1,893,624
Consensus Cloud Solutions, Inc. (a)	6,757	146,897
Crowdstrike Holdings, Inc. (a)	87,400	25,564,500
CS Disco, Inc. (a)	8,640	70,675
Datadog, Inc. Class A (a)	116,857	14,541,685
Digimarc Corp. (a)(b)	5,199	184,149
Digital Turbine, Inc. (a)	34,088	183,734
DocuSign, Inc. (a)	78,452	4,779,296
Dolby Laboratories, Inc. Class A	22,894	1,904,323
Domo, Inc. Class B (a)	11,797	128,233
DoubleVerify Holdings, Inc. (a)	53,773	2,151,458
Dropbox, Inc. Class A (a)	99,047	3,137,809
Dynatrace, Inc. (a)	92,399	5,266,743
E2open Parent Holdings, Inc. (a)(b)	64,478	242,437
Elastic NV (a)	31,320	3,666,319
Enfusion, Inc. Class A (a)	12,852	101,531
Envestnet, Inc. (a)	19,364	989,500
Everbridge, Inc. (a)	15,546	347,609
Expensify, Inc. (a)	16,217	26,272
Fair Isaac Corp. (a)	9,556	11,456,019
Five9, Inc. (a)	28,061	2,128,707
Fortinet, Inc. (a)	246,497	15,896,592
Freshworks, Inc. (a)	65,074	1,444,643
Gen Digital, Inc.	217,285	5,101,852
GitLab, Inc. (a)	33,409	2,375,714
Guidewire Software, Inc. (a)	31,826	3,554,328
HashiCorp, Inc. (a)	42,889	937,554
HubSpot, Inc. (a)	19,473	11,898,003
Informatica, Inc. (a)(b)	15,340	460,200
Intapp, Inc. (a)	12,329	531,133
InterDigital, Inc.	10,027	1,053,336
Intuit, Inc.	108,344	68,400,818
Jamf Holding Corp. (a)	19,713	365,479
LivePerson, Inc. (a)	26,566	74,385
Liveramp Holdings, Inc. (a)	25,534	1,008,082
Manhattan Associates, Inc. (a)	23,866	5,788,937
Marathon Digital Holdings, Inc. (a)(b)	85,670	1,518,929
Matterport, Inc. (a)(b)	92,418	207,941
MeridianLink, Inc. (a)	8,090	184,048
Microsoft Corp.	2,873,201	1,142,327,220
MicroStrategy, Inc. Class A (a)(b)	4,828	2,419,842
Mitek Systems, Inc. (a)	17,641	222,277
Model N, Inc. (a)	13,142	354,177
N-able, Inc. (a)	26,289	341,231
nCino, Inc. (a)	23,732	747,083
NCR Voyix Corp. (a)	52,327	769,207
Nutanix, Inc. Class A (a)	93,854	5,274,595
Olo, Inc. (a)	40,641	210,114
ON24, Inc.	14,780	113,067
Onespan, Inc. (a)	13,209	135,524
Oracle Corp.	614,239	68,610,496
Pagerduty, Inc. (a)	36,217	857,619
Palantir Technologies, Inc. (a)	744,358	11,976,720
Palo Alto Networks, Inc. (a)	120,175	40,680,439
Pegasystems, Inc.	16,808	819,222
Porch Group, Inc. Class A (a)(b)	29,501	69,327
PowerSchool Holdings, Inc. (a)(b)	22,603	532,075
Procore Technologies, Inc. (a)	34,403	2,456,030
Progress Software Corp.	16,606	943,387
PROS Holdings, Inc. (a)(b)	16,050	552,441
PTC, Inc. (a)	45,982	8,306,648
Q2 Holdings, Inc. (a)	22,918	975,161
Qualys, Inc. (a)	14,152	2,677,134
Rapid7, Inc. (a)	23,708	1,304,651
Rimini Street, Inc. (a)	20,581	67,506
RingCentral, Inc. (a)(b)	32,823	1,112,371
Riot Platforms, Inc. (a)(b)	79,825	870,093
Roper Technologies, Inc.	41,256	22,154,472
Salesforce, Inc. (a)	376,161	105,735,095
Samsara, Inc. (a)	62,815	1,972,391
Semrush Holdings, Inc. (a)	11,108	128,186
SentinelOne, Inc. (a)	93,847	2,515,100
ServiceNow, Inc. (a)	79,245	60,654,123
Smartsheet, Inc. (a)	52,352	2,354,269
SolarWinds, Inc. (a)	19,770	233,681
SoundHound AI, Inc. (a)(b)	75,287	124,976
SoundThinking, Inc. (a)	3,465	71,518
Splunk, Inc. (a)	59,891	9,185,483
Sprinklr, Inc. (a)	41,855	522,350
Sprout Social, Inc. (a)(b)	18,992	1,164,779
SPS Commerce, Inc. (a)	14,217	2,613,085
Synopsys, Inc. (a)	58,817	31,370,047
Telos Corp. (a)	18,751	75,754
Tenable Holdings, Inc. (a)	45,144	2,126,282
Teradata Corp. (a)	38,021	1,755,810
Tyler Technologies, Inc. (a)	16,285	6,884,484
UiPath, Inc. Class A (a)	157,152	3,611,353
Unity Software, Inc. (a)(b)	92,133	2,985,109
Upland Software, Inc. (a)	12,568	52,157
Varonis Systems, Inc. (a)	41,807	1,876,298
Verint Systems, Inc. (a)	25,184	747,713
Veritone, Inc. (a)(b)	10,561	17,426
Vertex, Inc. Class A (a)	17,662	428,480
Workday, Inc. Class A (a)	80,038	23,296,661
Workiva, Inc. (a)	18,372	1,707,494
Xperi, Inc. (a)	16,013	171,019
Yext, Inc. (a)	38,370	227,534
Zeta Global Holdings Corp. (a)	59,031	571,420
Zoom Video Communications, Inc. Class A (a)	98,654	6,374,035
Zscaler, Inc. (a)	34,178	8,054,729
Zuora, Inc. (a)	52,472	479,594
		2,018,268,136
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	5,651,758	1,042,184,175
Corsair Gaming, Inc. (a)	16,870	214,755
Dell Technologies, Inc.	98,317	8,148,513
Eastman Kodak Co. (a)	24,921	85,977
Hewlett Packard Enterprise Co.	496,599	7,592,999
HP, Inc.	336,261	9,654,053
Immersion Corp.	10,801	73,771
IonQ, Inc. (a)(b)	66,499	682,945
NetApp, Inc.	80,713	7,038,174
Pure Storage, Inc. Class A (a)	113,521	4,539,705
Seagate Technology Holdings PLC	75,231	6,445,792
Super Micro Computer, Inc. (a)	17,934	9,498,026
Turtle Beach Corp. (a)	6,871	78,123
Western Digital Corp. (a)	125,395	7,178,864
Xerox Holdings Corp.	44,588	823,094
		1,104,238,966
TOTAL INFORMATION TECHNOLOGY		5,123,574,894
MATERIALS - 2.5%
Chemicals - 1.5%
AdvanSix, Inc.	10,351	262,708
Air Products & Chemicals, Inc.	85,897	21,964,722
Albemarle Corp. (b)	45,507	5,221,473
Alto Ingredients, Inc. (a)	25,694	47,277
American Vanguard Corp.	9,863	107,704
Ashland, Inc.	20,049	1,876,987
Aspen Aerogels, Inc. (a)(b)	20,121	225,959
Avient Corp.	34,558	1,251,345
Axalta Coating Systems Ltd. (a)	85,172	2,761,276
Balchem Corp.	12,651	1,773,164
Cabot Corp.	21,133	1,523,689
Celanese Corp. Class A	38,815	5,678,246
CF Industries Holdings, Inc.	73,971	5,585,550
Corteva, Inc.	272,761	12,405,170
Danimer Scientific, Inc. (a)(b)	32,312	20,615
Dow, Inc.	271,374	14,545,646
DuPont de Nemours, Inc.	166,348	10,280,306
Eastman Chemical Co.	45,734	3,821,076
Ecolab, Inc.	97,968	19,419,217
Ecovyst, Inc. (a)	37,898	350,935
Element Solutions, Inc.	85,653	1,904,066
FMC Corp.	48,174	2,707,379
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	524,082	634,139
H.B. Fuller Co.	21,070	1,596,474
Hawkins, Inc.	7,197	479,104
Huntsman Corp.	65,219	1,600,474
Ingevity Corp. (a)	13,573	591,240
Innospec, Inc.	9,777	1,135,207
International Flavors & Fragrances, Inc.	98,729	7,965,456
Intrepid Potash, Inc. (a)	3,694	67,970
Koppers Holdings, Inc.	7,822	400,017
Kronos Worldwide, Inc.	9,847	91,676
Linde PLC	187,398	75,864,332
LSB Industries, Inc. (a)	20,036	149,068
LyondellBasell Industries NV Class A	99,071	9,324,563
Mativ, Inc.	20,516	246,807
Minerals Technologies, Inc.	12,769	834,454
NewMarket Corp.	2,657	1,482,101
Olin Corp.	47,613	2,479,209
Origin Materials, Inc. Class A (a)(b)	46,549	27,464
Orion SA	21,914	490,874
Perimeter Solutions SA (a)	55,297	262,108
PPG Industries, Inc.	91,155	12,856,501
PureCycle Technologies, Inc. (a)(b)	52,220	204,702
Quaker Houghton	5,364	1,018,838
Rayonier Advanced Materials, Inc. (a)	24,468	106,191
RPM International, Inc.	49,860	5,318,068
Sensient Technologies Corp.	16,076	997,194
Sherwin-Williams Co.	91,012	27,702,233
Stepan Co.	8,163	728,711
The Chemours Co. LLC	57,754	1,742,438
The Mosaic Co.	126,250	3,877,138
The Scotts Miracle-Gro Co. Class A	16,203	911,581
Trinseo PLC	13,044	78,655
Tronox Holdings PLC	45,985	634,133
Westlake Corp.	12,311	1,703,227
		277,336,857
Construction Materials - 0.2%
Eagle Materials, Inc.	13,508	3,056,590
Knife River Holding Co.	21,821	1,429,057
Martin Marietta Materials, Inc.	23,880	12,141,070
Summit Materials, Inc. (a)	46,040	1,665,727
Vulcan Materials Co.	51,347	11,604,935
		29,897,379
Containers & Packaging - 0.3%
Amcor PLC	559,586	5,276,896
Aptargroup, Inc.	25,361	3,293,887
Ardagh Metal Packaging SA	54,074	199,533
Avery Dennison Corp.	31,136	6,210,075
Ball Corp.	122,034	6,766,785
Berry Global Group, Inc.	45,589	2,984,256
Crown Holdings, Inc.	46,762	4,138,437
Graphic Packaging Holding Co.	118,314	3,018,190
Greif, Inc.:
Class A	10,014	626,977
Class B	2,073	129,977
International Paper Co.	134,084	4,804,230
Myers Industries, Inc.	13,541	253,894
O-I Glass, Inc. (a)	60,813	885,437
Packaging Corp. of America	34,650	5,747,742
Pactiv Evergreen, Inc.	14,826	216,460
Ranpak Holdings Corp. (A Shares) (a)	14,642	60,325
Sealed Air Corp.	55,831	1,928,961
Silgan Holdings, Inc.	31,587	1,451,107
Sonoco Products Co.	38,077	2,166,581
TriMas Corp.	15,442	381,109
WestRock Co.	99,355	4,000,032
		54,540,891
Metals & Mining - 0.5%
5E Advanced Materials, Inc. (a)(b)	14,313	20,324
Alcoa Corp.	69,071	2,054,862
Alpha Metallurgical Resources	4,549	1,816,143
Arch Resources, Inc.	7,111	1,258,363
ATI, Inc. (a)	49,321	2,015,749
Carpenter Technology Corp.	18,879	1,162,758
Century Aluminum Co. (a)	19,223	214,336
Cleveland-Cliffs, Inc. (a)	194,788	3,905,499
Coeur d'Alene Mines Corp. (a)	152,590	410,467
Commercial Metals Co.	45,198	2,360,240
Compass Minerals International, Inc.	12,480	280,675
Freeport-McMoRan, Inc.	554,875	22,022,989
Gatos Silver, Inc. (a)	17,597	107,694
Haynes International, Inc.	4,706	261,983
Hecla Mining Co.	217,060	826,999
Kaiser Aluminum Corp.	6,006	389,789
Materion Corp.	8,155	953,890
McEwen Mining, Inc. (a)(b)	14,353	92,003
MP Materials Corp. (a)(b)	56,078	886,593
Newmont Corp.	446,051	15,393,220
Nucor Corp.	95,089	17,774,987
Olympic Steel, Inc.	3,621	244,707
Piedmont Lithium, Inc. (a)(b)	6,741	103,002
Ramaco Resources, Inc. (b)	13,254	250,236
Ramaco Resources, Inc. Class B	4,078	51,464
Reliance Steel & Aluminum Co.	22,255	6,352,022
Royal Gold, Inc.	25,417	2,907,451
Ryerson Holding Corp.	10,963	376,250
Schnitzer Steel Industries, Inc. Class A	9,923	261,273
Steel Dynamics, Inc.	58,744	7,089,813
SunCoke Energy, Inc.	31,629	324,197
TimkenSteel Corp. (a)	14,384	295,591
Tredegar Corp.	10,153	48,024
United States Steel Corp.	86,277	4,056,745
Warrior Metropolitan Coal, Inc.	20,098	1,289,689
Worthington Steel, Inc.	11,538	345,563
		98,205,590
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	6,484	213,777
Glatfelter Corp. (a)	17,337	25,139
Louisiana-Pacific Corp.	24,981	1,662,486
Mercer International, Inc. (SBI)	16,369	138,482
Sylvamo Corp.	13,458	624,855
		2,664,739
TOTAL MATERIALS		462,645,456
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Acadia Realty Trust (SBI)	35,820	611,089
Agree Realty Corp.	38,893	2,318,412
Alexander & Baldwin, Inc.	27,611	478,223
Alexanders, Inc.	809	177,810
Alexandria Real Estate Equities, Inc.	60,373	7,299,096
Alpine Income Property Trust, Inc.	5,164	80,249
American Assets Trust, Inc.	18,308	410,648
American Homes 4 Rent Class A	123,676	4,334,844
American Tower Corp.	180,240	35,263,956
Americold Realty Trust	102,814	2,827,385
Apartment Income (REIT) Corp.	56,689	1,853,163
Apartment Investment & Management Co. Class A (a)	50,991	378,863
Apple Hospitality (REIT), Inc.	82,923	1,331,743
Armada Hoffler Properties, Inc.	26,535	317,359
Ashford Hospitality Trust, Inc. (a)	11,762	19,525
AvalonBay Communities, Inc.	55,052	9,854,859
Boston Properties, Inc.	55,850	3,714,025
Braemar Hotels & Resorts, Inc.	20,281	46,241
Brandywine Realty Trust (SBI)	65,551	310,712
Brixmor Property Group, Inc.	117,685	2,640,851
Broadstone Net Lease, Inc.	73,963	1,188,585
Camden Property Trust (SBI)	41,269	3,872,683
CareTrust (REIT), Inc.	45,988	962,069
CBL & Associates Properties, Inc.	9,356	218,743
Centerspace	5,636	308,627
Chatham Lodging Trust	18,086	189,903
City Office REIT, Inc.	14,477	76,004
Community Healthcare Trust, Inc.	9,670	247,455
COPT Defense Properties (SBI)	44,423	1,046,606
Cousins Properties, Inc.	60,334	1,382,252
Crown Castle, Inc.	167,861	18,170,953
CTO Realty Growth, Inc.	7,870	130,091
CubeSmart	87,461	3,780,064
DiamondRock Hospitality Co.	83,439	762,632
Digital Realty Trust, Inc.	117,104	16,448,428
Diversified Healthcare Trust (SBI)	84,058	241,246
Douglas Emmett, Inc.	65,531	887,945
Easterly Government Properties, Inc.	39,812	488,891
EastGroup Properties, Inc.	18,063	3,204,918
Elme Communities (SBI)	32,874	476,016
Empire State Realty Trust, Inc.	49,284	469,184
EPR Properties	29,636	1,311,986
Equinix, Inc.	36,287	30,109,864
Equity Commonwealth	41,650	795,932
Equity Lifestyle Properties, Inc.	72,303	4,894,190
Equity Residential (SBI)	133,961	8,063,113
Essential Properties Realty Trust, Inc.	61,417	1,529,897
Essex Property Trust, Inc.	24,771	5,778,331
Extra Space Storage, Inc.	81,754	11,808,548
Farmland Partners, Inc.	16,695	187,318
Federal Realty Investment Trust (SBI)	28,501	2,899,407
First Industrial Realty Trust, Inc.	51,529	2,654,774
Four Corners Property Trust, Inc.	36,622	857,321
Franklin Street Properties Corp.	38,642	95,059
Gaming & Leisure Properties	103,531	4,726,190
Getty Realty Corp.	19,420	537,157
Gladstone Commercial Corp.	14,981	192,056
Gladstone Land Corp.	12,815	181,460
Global Medical REIT, Inc.	23,525	237,838
Global Net Lease, Inc.	77,574	655,500
Healthcare Trust of America, Inc.	147,924	2,383,056
Healthpeak Properties, Inc.	210,938	3,902,353
Highwoods Properties, Inc. (SBI)	42,506	976,363
Host Hotels & Resorts, Inc.	273,029	5,247,617
Hudson Pacific Properties, Inc.	48,337	395,880
Independence Realty Trust, Inc.	89,707	1,317,796
Industrial Logistics Properties Trust	22,211	88,400
InvenTrust Properties Corp.	25,649	636,865
Invitation Homes, Inc.	222,993	7,343,159
Iron Mountain, Inc.	113,122	7,637,997
JBG SMITH Properties	35,429	566,864
Kilroy Realty Corp.	41,378	1,479,677
Kimco Realty Corp.	256,946	5,190,309
Kite Realty Group Trust	85,674	1,833,424
Lamar Advertising Co. Class A	33,854	3,543,837
LTC Properties, Inc.	15,845	493,889
LXP Industrial Trust (REIT)	117,981	1,072,447
Medical Properties Trust, Inc. (b)	234,119	725,769
Mid-America Apartment Communities, Inc.	45,054	5,693,925
National Health Investors, Inc.	16,567	881,033
National Storage Affiliates Trust	30,271	1,130,622
Net Lease Office Properties	5,311	131,607
NETSTREIT Corp.	28,568	519,081
NexPoint Diversified Real Estate Trust	12,456	85,946
NexPoint Residential Trust, Inc.	8,722	266,457
NNN (REIT), Inc.	71,018	2,864,866
Office Properties Income Trust	17,744	65,120
Omega Healthcare Investors, Inc.	95,125	2,758,625
One Liberty Properties, Inc.	6,594	133,463
Orion Office (REIT), Inc.	21,007	107,976
Outfront Media, Inc.	55,364	720,839
Paramount Group, Inc.	62,355	296,186
Park Hotels & Resorts, Inc.	81,617	1,230,784
Pebblebrook Hotel Trust (b)	47,445	722,113
Phillips Edison & Co., Inc.	46,593	1,617,243
Physicians Realty Trust	94,565	1,157,476
Piedmont Office Realty Trust, Inc. Class A	48,442	329,406
Plymouth Industrial REIT, Inc.	13,645	302,100
Postal Realty Trust, Inc.	8,488	119,681
Potlatch Corp.	31,176	1,394,502
Prologis, Inc.	357,337	45,271,025
Public Storage	61,213	17,334,909
Rayonier, Inc.	52,398	1,587,659
Realty Income Corp.	280,084	15,233,769
Regency Centers Corp.	63,822	3,999,725
Retail Opportunity Investments Corp.	47,679	647,958
Rexford Industrial Realty, Inc.	81,908	4,307,542
RLJ Lodging Trust	59,395	687,794
Ryman Hospitality Properties, Inc.	23,251	2,555,285
Sabra Health Care REIT, Inc.	90,438	1,206,443
Safehold, Inc.	16,883	335,296
Saul Centers, Inc.	4,928	188,545
SBA Communications Corp. Class A	41,752	9,346,603
Service Properties Trust	62,738	484,965
Simon Property Group, Inc.	126,140	17,484,265
SITE Centers Corp.	69,467	925,300
SL Green Realty Corp.	25,091	1,127,840
Stag Industrial, Inc.	70,627	2,608,961
Summit Hotel Properties, Inc.	40,804	264,410
Sun Communities, Inc.	48,223	6,044,753
Sunstone Hotel Investors, Inc.	78,390	836,421
Tanger, Inc.	41,760	1,123,344
Terreno Realty Corp.	32,793	1,958,726
The Macerich Co.	84,709	1,337,555
UDR, Inc.	117,019	4,215,024
UMH Properties, Inc.	26,094	394,280
Uniti Group, Inc.	90,416	475,588
Universal Health Realty Income Trust (SBI)	4,894	194,830
Urban Edge Properties	46,848	809,065
Ventas, Inc.	155,965	7,235,216
Veris Residential, Inc.	30,154	459,849
VICI Properties, Inc.	400,747	12,070,500
Vornado Realty Trust	62,121	1,689,070
Welltower, Inc.	214,033	18,515,995
Weyerhaeuser Co.	282,783	9,266,799
Whitestone REIT Class B	17,501	226,113
WP Carey, Inc.	84,723	5,249,437
Xenia Hotels & Resorts, Inc.	40,585	540,998
		471,944,899
Real Estate Management & Development - 0.2%
Anywhere Real Estate, Inc. (a)	42,669	303,803
CBRE Group, Inc. (a)	118,033	10,187,428
Compass, Inc. (a)	134,644	463,175
CoStar Group, Inc. (a)	158,039	13,193,096
Cushman & Wakefield PLC (a)	63,474	667,746
Digitalbridge Group, Inc.	56,203	1,103,827
Douglas Elliman, Inc.	30,069	64,949
eXp World Holdings, Inc. (b)	28,865	357,349
Forestar Group, Inc. (a)	6,741	210,724
Howard Hughes Holdings, Inc.	12,750	1,021,020
Jones Lang LaSalle, Inc. (a)	18,382	3,254,717
Kennedy-Wilson Holdings, Inc.	44,488	464,900
Marcus & Millichap, Inc.	8,947	340,791
Newmark Group, Inc.	45,106	457,826
Opendoor Technologies, Inc. (a)(b)	223,301	763,689
RE/MAX Holdings, Inc.	6,360	68,243
Redfin Corp. (a)(b)	44,321	361,659
Seritage Growth Properties (a)(b)	13,674	125,117
Star Holdings	4,914	56,953
The RMR Group, Inc.	5,650	147,409
The St. Joe Co.	13,857	764,906
Zillow Group, Inc.:
Class A (a)	19,519	1,075,302
Class C (a)	62,027	3,525,615
		38,980,244
TOTAL REAL ESTATE		510,925,143
UTILITIES - 2.2%
Electric Utilities - 1.3%
Allete, Inc.	22,068	1,304,439
Alliant Energy Corp.	98,859	4,810,479
American Electric Power Co., Inc.	203,312	15,886,800
Avangrid, Inc.	26,947	818,650
Constellation Energy Corp.	123,515	15,068,830
Duke Energy Corp.	297,622	28,521,116
Edison International	148,276	10,005,664
Entergy Corp.	81,663	8,146,701
Evergy, Inc.	88,441	4,490,150
Eversource Energy	135,292	7,335,532
Exelon Corp.	385,001	13,401,885
FirstEnergy Corp.	199,592	7,321,035
Hawaiian Electric Industries, Inc.	41,580	539,293
IDACORP, Inc.	19,483	1,803,736
MGE Energy, Inc.	14,290	921,562
NextEra Energy, Inc.	793,193	46,504,906
NRG Energy, Inc.	87,276	4,629,119
OGE Energy Corp.	77,451	2,574,471
Otter Tail Corp.	16,113	1,456,937
PG&E Corp.	824,994	13,917,649
Pinnacle West Capital Corp.	44,015	3,032,634
PNM Resources, Inc.	33,285	1,205,916
Portland General Electric Co.	39,381	1,611,864
PPL Corp.	285,281	7,474,362
Southern Co.	421,315	29,289,819
Xcel Energy, Inc.	213,337	12,772,486
		244,846,035
Gas Utilities - 0.1%
Atmos Energy Corp.	57,371	6,536,852
Chesapeake Utilities Corp.	8,538	864,729
National Fuel Gas Co.	35,116	1,656,071
New Jersey Resources Corp.	37,871	1,546,273
Northwest Natural Holding Co.	14,695	541,658
ONE Gas, Inc.	21,788	1,337,130
Southwest Gas Holdings, Inc.	23,026	1,351,166
Spire, Inc.	19,963	1,133,300
UGI Corp.	80,288	1,777,576
		16,744,755
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	22,555	121,571
Clearway Energy, Inc.:
Class A	16,772	376,699
Class C	31,135	754,712
Montauk Renewables, Inc. (a)	24,986	172,653
Ormat Technologies, Inc.	20,583	1,331,308
Sunnova Energy International, Inc. (a)(b)	43,205	454,517
The AES Corp.	257,657	4,297,719
Vistra Corp.	130,004	5,334,064
		12,843,243
Multi-Utilities - 0.6%
Ameren Corp.	101,721	7,076,730
Avista Corp.	30,261	1,029,177
Black Hills Corp.	26,500	1,371,640
CenterPoint Energy, Inc.	243,756	6,810,543
CMS Energy Corp.	112,613	6,436,959
Consolidated Edison, Inc.	133,041	12,093,427
Dominion Energy, Inc.	323,568	14,793,529
DTE Energy Co.	79,648	8,396,492
NiSource, Inc.	159,634	4,145,695
NorthWestern Energy Corp.	24,068	1,158,152
Public Service Enterprise Group, Inc.	192,502	11,163,191
Sempra	243,003	17,389,295
Unitil Corp.	6,178	293,579
WEC Energy Group, Inc.	121,974	9,850,620
		102,009,029
Water Utilities - 0.1%
American States Water Co.	14,250	1,063,050
American Water Works Co., Inc.	75,434	9,355,325
Artesian Resources Corp. Class A	3,458	126,217
California Water Service Group	22,064	998,837
Consolidated Water Co., Inc.	5,628	179,702
Essential Utilities, Inc.	97,067	3,480,823
Middlesex Water Co.	6,704	375,223
SJW Group	11,653	693,820
York Water Co.	5,324	191,025
		16,464,022
TOTAL UTILITIES		392,907,084
TOTAL COMMON STOCKS (Cost $13,723,888,527)		18,135,839,943

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $1,794,439)	1,800,000	1,794,476

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	42,428,986	42,437,471
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	145,311,791	145,326,322
TOTAL MONEY MARKET FUNDS (Cost $187,763,793)		187,763,793

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $13,913,446,759)	18,325,398,212
NET OTHER ASSETS (LIABILITIES) - (0.6)% (h)	(117,050,909)
NET ASSETS - 100.0%	18,208,347,303

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	54	Mar 2024	5,280,930	35,356	35,356
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Mar 2024	3,017,630	50,893	50,893
CME Micro E-mini S&P 500 Index Contracts (United States)	249	Mar 2024	60,637,725	1,268,153	1,268,153

TOTAL FUTURES CONTRACTS					1,354,402
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,794,476.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $1,394,961 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	70,416,323	497,040,822	525,019,674	724,307	-	-	42,437,471	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	139,645,916	133,895,134	128,214,728	442,259	-	-	145,326,322	0.6%
Total	210,062,239	630,935,956	653,234,402	1,166,566	-	-	187,763,793

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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